UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-22061

Name of Fund:  BlackRock Funds II

BlackRock 20/80 Target Allocation Fund

BlackRock 40/60 Target Allocation Fund

BlackRock 60/40 Target Allocation Fund

BlackRock 80/20 Target Allocation Fund

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer,  BlackRock Funds II, 55

             East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 09/30/2019

Date of reporting period: 09/30/2019

Item 1 – Report to Stockholders

SEPTEMBER 30, 2019

2019 Annual Report

BlackRock Funds II

•	BlackRock 20/80 Target Allocation Fund

•	BlackRock 40/60 Target Allocation Fund

•	BlackRock 60/40 Target Allocation Fund

•	BlackRock 80/20 Target Allocation Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from BlackRock or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts directly with BlackRock, you can call (800) 441-7762 to inform BlackRock that you wish to continue receiving paper copies of your shareholder reports. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds advised by BlackRock Advisors, LLC, BlackRock Fund Advisors or their affiliates, or all funds held with your financial intermediary, as applicable.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by: (i) accessing the BlackRock website at www.blackrock.com/edelivery and logging into your accounts, if you hold accounts directly with BlackRock, or (ii) contacting your financial intermediary, if you hold accounts through a financial intermediary. Please note that not all financial intermediaries may offer this service.

Not FDIC Insured • May Lose Value • No Bank Guarantee

The Markets in Review

Dear Shareholder,

Investment performance in the 12 months ended September 30, 2019 was a tale of two markets. The first half of the reporting period was characterized by restrictive monetary policy, deteriorating economic growth, equity market volatility, and rising fear of an imminent recession. During the second half of the reporting period, stocks and bonds rebounded sharply, as influential central banks shifted toward accommodative monetary policy, which led to broad-based optimism that a near-term recession could be averted.

After the dust settled, equity and bond markets posted mixed returns while weathering significant volatility. Less volatile U.S. large cap equities and U.S. bonds advanced, while equities at the high end of the risk spectrum — emerging markets, international developed, and U.S. small cap — posted modest negative returns.

Fixed-income securities delivered strong returns with relatively low volatility, as interest rates declined (and bond prices rose). U.S. Treasuries, particularly long-term Treasuries, proved to be an effective ballast for diversified investors. Investment grade and high yield corporate bonds also posted positive returns, as the credit fundamentals in corporate markets remained relatively solid.

In the U.S. equity market, volatility spiked in late 2018, as a wide range of risks were brought to bear on markets, ranging from rising interest rates and slowing global growth to heightened trade tensions and political turmoil. Volatility also rose in emerging markets, as the appreciating U.S. dollar and higher interest rates in the U.S. disrupted economic growth abroad. An economic slowdown in Europe and ongoing uncertainty about Brexit led to negative performance for European equities.

As equity performance faltered and global economic growth slowed, the U.S. Federal Reserve (the “Fed”) shifted to a more patient perspective on the economy in January 2019. The Fed left interest rates unchanged for six months, then reduced interest rates twice thereafter. Following in the Fed’s footsteps, the European Central Bank announced aggressive economic stimulus measures, including lower interest rates and the return of its bond purchasing program. The Bank of Japan signaled a continuation of accommodative monetary policy, while China committed to looser credit conditions and an increase in fiscal spending.

The outpouring of global economic stimulus led to a sharp rally in risk assets throughout the world despite the headwind of rising geopolitical and trade tensions. Hopes continued to remain high as the current economic expansion became the longest in U.S. history. Looking ahead, markets are pricing in additional rate cuts by the Fed over the next year, as investors anticipate a steady shift toward more stimulative monetary policy.

We continue to expect a slowing expansion with additional room to run. Despite a sharp slowdown in trade and manufacturing across the globe, U.S. consumers continued to spend at a relatively healthy pace, benefitting from the lowest unemployment rate in 50 years and rising wages. However, escalating trade tensions and the resulting disruptions in global supply chains are becoming increasingly unpredictable, as are geopolitical tensions in the Middle East.

We believe U.S. equities remain relatively attractive, but we are shifting to a more cautious stance within emerging markets and Asia ex-Japan equities. For bonds, U.S. Treasuries are likely to continue to help buffer against volatility in risk assets, while income from other types of bonds can continue to offer steady returns.

In this environment, investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of September 30, 2019
	6-month	12-month
U.S. large cap equities (S&P 500® Index)	6.08%	4.25%
U.S. small cap equities (Russell 2000® Index)	(0.36)	(8.89)
International equities (MSCI Europe, Australasia, Far East Index)	2.57	(1.34)
Emerging market equities (MSCI Emerging Markets Index)	(3.66)	(2.02)
3-month Treasury bills (ICE BofAML 3-Month U.S. Treasury Bill Index)	1.20	2.39
U.S. Treasury securities (ICE BofAML 10-Year U.S. Treasury Index)	7.54	15.15
U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	5.42	10.30
Tax-exempt municipal bonds (S&P Municipal Bond Index)	3.71	8.19
U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	3.87	6.35
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	THIS PAGE IS NOT PART OF YOUR FUND REPORT

3

Fund Summary as of September 30, 2019	BlackRock Target Allocation Funds

Portfolio Management Commentary

How did the Funds perform?

BlackRock 20/80 Target Allocation Fund

For the 12-month period ended September 30, 2019, all of the Fund’s share classes underperformed the reference benchmark (MSCI All Country World Index (the “MSCI ACWI Index”) (14%)/MSCI USA Index (6%)/Bloomberg Barclays U.S. Universal Index (80%)). For the same period, all of the Fund’s share classes underperformed the fixed income benchmark, the Bloomberg Barclays U.S. Universal Index.

BlackRock 40/60 Target Allocation Fund

For the 12-month period ended September 30, 2019, all of the Fund’s share classes underperformed the reference benchmark (MSCI ACWI Index (28%)/MSCI USA Index (12%)/Bloomberg Barclays U.S. Universal Index (60%)). For the same period, all of the Fund’s share classes outperformed the global MSCI ACWI Index.

BlackRock 60/40 Target Allocation Fund

For the 12-month period ended September 30, 2019, all of the Fund’s share classes underperformed the reference benchmark (MSCI ACWI Index (42%)/MSCI USA Index (18%)/Bloomberg Barclays U.S. Universal Index (40%)). For the same period, all of the Fund’s share classes outperformed the global MSCI ACWI Index.

BlackRock 80/20 Target Allocation Fund

For the 12-month period ended September 30, 2019, all of the Fund’s share classes underperformed the reference benchmark (MSCI ACWI Index (56%)/MSCI USA Index (24%)/Bloomberg Barclays U.S. Universal Index (20%)). For the same period, all of the Fund’s share classes outperformed the global MSCI ACWI Index.

What factors influenced performance?

The largest contributor to performance across the Funds came from the equity sleeve, in particular, through U.S. large cap and minimum volatility holdings. Performance within the Funds was driven by overweight exposure to U.S. equities, which outperformed their international counterparts. In addition, the Funds’ more defensive positioning toward minimum volatility stocks and U.S. Treasuries contributed to the Funds’ returns.

The largest detractor across all Funds was the BlackRock Emerging Markets Equity Fund, Inc., as emerging market stocks posted negative returns for the period along with their international developed market counterparts.

Describe recent portfolio activity.

During the 12-month period, the Funds’ equity overweight was trimmed, but a bias to U.S. equities was maintained. The Funds remained underweight in international developed equity as geopolitical uncertainty persists. However, given a more positive outlook for emerging market equities, the investment adviser has implemented a slight overweight there. Within fixed income, credit exposure was reduced, while exposures to U.S. Treasuries and mortgage-backed securities were increased with the goal of providing additional stability to the Funds’ portfolios amid increased market volatility.

Describe the Funds’ positioning at period end.

At period end, the Funds were modestly overweight in equities, largely driven by an attractive equity risk premium relative to fixed income. Within U.S. stocks, a more defensive position was taken through increased exposure to minimum volatility stocks, funded out of multi-asset exposures and small cap positions. The Funds also held an increased allocation to U.S. Treasuries.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

4	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of September 30, 2019	BlackRock 20/80 Target Allocation Fund

Investment Objective

BlackRock 20/80 Target Allocation Fund’s (the “Fund”) investment objective is to seek a balance between long term capital appreciation and high current income, with an emphasis on income.

TOTAL RETURN BASED ON A $10,000 INVESTMENT

(a)	Assuming maximum sales charges, if any, transaction costs and other operating expenses, including administration fees, if any. Institutional Shares do not have a sales charge.
(b)

The Fund, which is a fund of funds, normally intends to obtain exposure to equity securities (and certain other instruments) in an amount equal to 20% of its assets and exposure to fixed-income securities in an amount equal to 80% of its assets. The Fund’s total returns prior to June 3, 2015 are the returns of the Fund when it followed a different investment objective and different investment strategies under the name “BlackRock Conservative Prepared Portfolio.”

(c)	A customized weighted index comprised of the returns of the MSCI ACWI Index (14%), MSCI USA Index (6%) and Bloomberg Barclays U.S. Universal Index (80%).
(d)

An unmanaged, market value weighted index of fixed-income securities issued in U.S. dollars, including U.S. government and investment grade debt, non-investment grade debt, asset-backed and mortgage-backed securities, Eurobonds, 144A securities and emerging market debt with maturities of at least one year.

Performance Summary for the Period Ended September 30, 2019

		Average Annual Total Returns(a)(b)
		1 Year		5 Years		10 Years
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	4.87%	7.23%	N/A	4.48%	N/A	6.83%	N/A
Investor A	4.66	6.82	1.21%	4.12	3.00%	6.42	5.85%
Investor C	4.34	6.10	5.10	3.36	3.36	5.66	5.66
Class K	4.87	7.26	N/A	4.49	N/A	6.84	N/A
Class R	4.50	6.58	N/A	3.83	N/A	6.16	N/A
MSCI ACWI Index (14%)/MSCI USA Index (6%)/Bloomberg Barclays U.S. Universal Index (80%)	5.08	8.67	N/A	4.52	N/A	5.37	N/A
Bloomberg Barclays U.S. Universal Index	5.30	10.07	N/A	3.62	N/A	4.14	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 11 for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.

(b)

The Fund, which is a fund of funds, normally intends to obtain exposure to equity securities in an amount equal to 20% of its assets and exposure to fixed-income securities in an amount equal to 80% of its assets. The Fund’s total returns prior to June 3, 2015 are the returns of the Fund when it followed a different investment objective and different investment strategies under the name “BlackRock Conservative Prepared Portfolio.”

N/A — Not applicable as share class and index do not have a sales charge.
Past performance is not indicative of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

FUND SUMMARY	5

Fund Summary as of September 30, 2019	BlackRock 40/60 Target Allocation Fund

Investment Objective

BlackRock 40/60 Target Allocation Fund’s (the “Fund”) investment objective is to seek a balance between long term capital appreciation and high current income, with an emphasis on income.

TOTAL RETURN BASED ON A $10,000 INVESTMENT

(a)	Assuming maximum sales charges, if any. transaction costs and other operating expenses, including administration fees, if any. Institutional Shares do not have a sales charge.
(b)

The Fund, which is a fund of funds, normally intends to obtain exposure to equity securities (and certain other instruments) in an amount equal to 40% of its assets and exposure to fixed-income securities in an amount equal to 60% of its assets. The Fund’s total returns prior to June 3, 2015 are the returns of the Fund when it followed a different investment objective and different investment strategies under the name “BlackRock Moderate Prepared Portfolio.”

(c)	A customized weighted index comprised of the returns of the MSCI ACWI Index (28%), MSCI USA Index (12%) and Bloomberg Barclays U.S. Universal Index (60%).
(d)

A free float-adjusted market capitalization index designed to measure the equity market performance of developed and emerging markets. The MSCI All Country World Index consists of 47 country indexes comprising 23 developed and 24 emerging market country indexes.

Performance Summary for the Period Ended September 30, 2019

		Average Annual Total Returns(a)(b)
		1 Year		5 Years		10 Years
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	4.92%	6.00%	N/A	5.41%	N/A	7.92%	N/A
Investor A	4.69	5.57	0.03%	5.05	3.92%	7.54	6.96%
Investor C	4.29	4.78	3.80	4.27	4.27	6.73	6.73
Class K	4.91	6.02	N/A	5.44	N/A	7.94	N/A
Class R	4.62	5.45	N/A	4.89	N/A	7.38	N/A
MSCI ACWI Index (28%)/MSCI USA Index (12%)/Bloomberg Barclays U.S. Universal Index (60%)	4.86	7.17	N/A	5.37	N/A	6.53	N/A
MSCI ACWI Index	3.59	1.38	N/A	6.65	N/A	8.35	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 11 for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.

(b)

The Fund, which is a fund of funds, normally intends to obtain exposure to equity securities in an amount equal to 40% of its assets and exposure to fixed-income securities in an amount equal to 60% of its assets. The Fund’s total returns prior to June 3, 2015 are the returns of the Fund when it followed a different investment objective and different investment strategies under the name “BlackRock Moderate Prepared Portfolio.”

N/A — Not applicable as share class and index do not have a sales charge.
Past performance is not indicative of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

6	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of September 30, 2019	BlackRock 60/40 Target Allocation Fund

Investment Objective

BlackRock 60/40 Target Allocation Fund’s (the “Fund”) investment objective is to seek long term capital appreciation. Current income is also a consideration.

On November 14, 2017, the Board of Trustees of BlackRock Funds II (the “Trust”) and, on May 23, 2018, the Board of Trustees of State Farm Mutual Fund Trust each approved a reorganization of the State Farm Equity and Bond Fund (the “Target Fund”), with and into the BlackRock 60/40 Target Allocation Fund. At a special shareholder meeting on September 14, 2018, the shareholders of the Target Fund approved the reorganization, which was completed on November 19, 2018.

TOTAL RETURN BASED ON A $10,000 INVESTMENT

(a)	Assuming maximum sales charges, if any, transaction costs and other operating expenses, including administration fees, if any. Institutional Shares do not have a sales charge.
(b)

The Fund, which is a fund of funds, normally intends to obtain exposure to equity securities (and certain other instruments) in an amount equal to 60% of its assets and exposure to fixed-income securities in an amount equal to 40% of its assets. The Fund’s total returns prior to June 3, 2015 are the returns of the Fund when it followed a different investment objective and different investment strategies under the name “BlackRock Growth Prepared Portfolio.”

(c)	A customized weighted index comprised of the returns of the MSCI ACWI Index (42%), MSCI USA Index (18%) and Bloomberg Barclays U.S. Universal Index (40%).
(d)

A free float-adjusted market capitalization index designed to measure the equity market performance of developed and emerging markets. The MSCI All Country World Index consists of 47 country indexes comprising 23 developed and 24 emerging market country indexes.

Performance Summary for the Period Ended September 30, 2019

		Average Annual Total Returns(a)(b)
		1 Year		5 Years		10 Years
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	4.95%	4.22%	N/A	6.03%	N/A	8.78%	N/A
Investor A	4.79	3.94	(1.52)%	5.66	4.53%	8.40	7.82%
Investor C	4.32	3.15	2.17	4.88	4.88	7.61	7.61
Class K	4.95	4.24	N/A	6.04	N/A	8.79	N/A
Class R	4.64	3.68	N/A	5.45	N/A	8.19	N/A
MSCI ACWI Index (42%)/MSCI USA Index (18%)/Bloomberg Barclays U.S. Universal Index (40%)	4.63	5.56	N/A	6.19	N/A	7.63	N/A
MSCI ACWI Index	3.59	1.38	N/A	6.65	N/A	8.35	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 11 for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.

(b)

The Fund, which is a fund of funds, normally intends to obtain exposure to equity securities in an amount equal to 60% of its assets and exposure to fixed-income securities in an amount equal to 40% of its assets. The Fund’s total returns prior to June 3, 2015 are the returns of the Fund when it followed a different investment objective and different investment strategies under the name “BlackRock Growth Prepared Portfolio.”

N/A — Not applicable as share class and index do not have a sales charge.
Past performance is not indicative of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

FUND SUMMARY	7

Fund Summary as of September 30, 2019	BlackRock 80/20 Target Allocation Fund

Investment Objective

BlackRock 80/20 Target Allocation Fund’s (the “Fund”) investment objective is to seek long term capital appreciation. Current income is not a consideration.

TOTAL RETURN BASED ON A $10,000 INVESTMENT

(a)	Assuming maximum sales charges, if any, transaction costs and other operating expenses, including administration fees, if any. Institutional Shares do not have a sales charge.
(b)

The Fund, which is a fund of funds, normally intends to obtain exposure to equity securities (and certain other instruments) in an amount equal to 80% of its assets and exposure to fixed-income securities in an amount equal to 20% of its assets. The Fund’s total returns prior to June 3, 2015 are the returns of the Fund when it followed a different investment objective and different investment strategies under the name “BlackRock Aggressive Growth Prepared Portfolio.”

(c)	A customized weighted index comprised of the returns of the MSCI ACWI Index (56%), MSCI USA Index (24%) and Bloomberg Barclays U.S. Universal Index (20%).
(d)

A free float-adjusted market capitalization index designed to measure the equity market performance of developed and emerging markets. The MSCI All Country World Index consists of 47 country indexes comprising 23 developed and 24 emerging market country indexes.

Performance Summary for the Period Ended September 30, 2019

		Average Annual Total Returns(a)(b)
		1 Year		5 Years		10 Years
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	4.74%	2.81%	N/A	6.57%	N/A	9.50%	N/A
Investor A	4.49	2.39	(2.98)%	6.20	5.06%	9.11	8.53%
Investor C	4.12	1.63	0.67	5.41	5.41	8.30	8.30
Class K	4.74	2.83	N/A	6.58	N/A	9.50	N/A
Class R	4.44	2.22	N/A	6.03	N/A	8.94	N/A
MSCI ACWI Index (56%)/MSCI USA Index (24%)/ Bloomberg Barclays U.S. Universal Index (20%)	4.41	3.84	N/A	6.96	N/A	8.66	N/A
MSCI ACWI Index	3.59	1.38	N/A	6.65	N/A	8.35	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 11 for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.

(b)

The Fund, which is a fund of funds, normally intends to obtain exposure to equity securities in an amount equal to 80% of its assets and exposure to fixed-income securities in an amount equal to 20% of its assets. The Fund’s total returns prior to June 3, 2015 are the returns of the Fund when it followed a different investment objective and different investment strategies under the name “BlackRock Aggressive Growth Prepared Portfolio.”

N/A — Not applicable as share class and index do not have a sales charge.
Past performance is not indicative of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

8	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Portfolio Information  as of September 30, 2019

BlackRock 20/80 Target Allocation Fund

PORTFOLIO COMPOSITION

Asset Type	Percent of Affiliated Investment Companies
Fixed Income Funds	75%
Equity Funds	20
Short-Term Securities	5

TEN LARGEST HOLDINGS

Security	Percent of Affiliated Investment Companies
U.S. Total Bond Index Master Portfolio	21%
Master Total Return Portfolio	19
BlackRock Strategic Income Opportunities Portfolio, Class K	15
iShares U.S. Treasury Bond ETF	7
iShares MBS ETF	7
iShares Core S&P Total U.S. Stock Market ETF	7
iShares Edge MSCI Min Vol USA ETF	7
iShares Floating Rate Bond ETF	6
SL Liquidity Series, LLC, Money Market Series, 2.13%	5
Master Advantage Large Cap Core Portfolio	3

BlackRock 40/60 Target Allocation Fund

PORTFOLIO COMPOSITION

Asset Type	Percent of Affiliated Investment Companies
Fixed Income Funds	57%
Equity Funds	43

TEN LARGEST HOLDINGS

Security	Percent of Affiliated Investment Companies
Master Total Return Portfolio	22%
U.S. Total Bond Index Master Portfolio	18
iShares Core S&P Total U.S. Stock Market ETF	13
Master Advantage Large Cap Core Portfolio	8
iShares Edge MSCI Min Vol USA ETF	8
iShares MBS ETF	7
BlackRock Strategic Income Opportunities Portfolio, Class K	5
iShares U.S. Treasury Bond ETF	5
BlackRock Global Allocation Fund, Inc., Class K	4
iShares Core MSCI EAFE ETF	4

The Funds’ allocation and holdings listed above are current as of the report date. However, the Funds are regularly monitored and their composition may vary throughout various periods.

PORTFOLIO INFORMATION	9

Portfolio Information  as of September 30, 2019 (continued)

BlackRock 60/40 Target Allocation Fund

PORTFOLIO COMPOSITION

Asset Type	Percent of Affiliated Investment Companies
Equity Funds	62%
Fixed Income Funds	38

TEN LARGEST HOLDINGS

Security	Percent of Affiliated Investment Companies
Master Total Return Portfolio	21%
iShares Core S&P Total U.S. Stock Market ETF	18
Master Advantage Large Cap Core Portfolio	10
iShares Edge MSCI Min Vol USA ETF	8
U.S. Total Bond Index Master Portfolio	7
iShares Core MSCI EAFE ETF	7
BlackRock Emerging Markets Fund, Inc., Class K	6
BlackRock Strategic Income Opportunities Portfolio, Class K	4
BlackRock Technology Opportunities Fund, Institutional Class	4
iShares Edge MSCI USA Momentum Factor ETF	3

BlackRock 80/20 Target Allocation Fund

PORTFOLIO COMPOSITION

Asset Type	Percent of Affiliated Investment Companies
Equity Funds	80%
Fixed Income Funds	19
Short-Term Securities	1

TEN LARGEST HOLDINGS

Security	Percent of Affiliated Investment Companies
iShares Core S&P Total U.S. Stock Market ETF	22%
iShares Edge MSCI Min Vol USA ETF	11
Master Total Return Portfolio	11
Master Advantage Large Cap Core Portfolio	10
U.S. Total Bond Index Master Portfolio.	8
BlackRock Emerging Markets Fund, Inc., Class K	8
iShares Edge MSCI USA Momentum Factor ETF	6
iShares Core MSCI EAFE ETF	6
International Tilts Master Portfolio	6
iShares Edge MSCI USA Quality Factor ETF	5

The Funds’ allocation and holdings listed above are current as of the report date. However, the Funds are regularly monitored and their composition may vary throughout various periods.

10	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

About Fund Performance

Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors. Class K Shares performance shown prior to the Class K Shares inception date of March 28, 2016 is that of Institutional Shares. The performance of each Fund’s Class K Shares would be substantially similar to Institutional Shares because Class K Shares and Institutional Shares invest in the same portfolio of securities and performance would only differ to the extent that Class K Shares and Institutional Shares have different expenses. The actual returns of Class K Shares would have been higher than those of the Institutional Shares because Class K Shares have lower expenses than the Institutional Shares.

Investor A Shares are subject to a maximum initial sales charge (front-end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries.

Investor C Shares are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares are generally available through financial intermediaries. Effective November 8, 2018, the Funds adopted an automatic conversion feature whereby Investor C Shares held for approximately ten years will be automatically converted into Investor A Shares.

Class R Shares are not subject to any sales charge. These shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. These shares are available only to certain employer-sponsored retirement plans.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the performance tables on the previous pages assume reinvestment of all distributions, if any, at net asset value (“NAV”) on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisors, LLC (the “Manager”), each Fund’s investment adviser, has contractually agreed to waive and/or reimburse a portion of each Fund’s expenses. Without such waiver and/or reimbursement, each Fund’s performance would have been lower. With respect to each Fund’s contractual waiver the Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See Note 5 of the Notes to Financial Statements for additional information on waivers and/or reimbursements.

ABOUT FUND PERFORMANCE	11

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including administration fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense examples shown below (which are based on a hypothetical investment of $1,000 invested on April 1, 2019 and held through September 30, 2019) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Expense Examples

	Actual			Hypothetical(a)
	Beginning Account Value (04/01/19)	Ending Account Value (09/30/19)	Expenses Paid During the Period(b)	Beginning Account Value (04/01/19)	Ending Account Value (09/30/19)	Expenses Paid During the Period(b)	Annualized Expense Ratio
BlackRock 20/80 Target Allocation Fund
Institutional	$1,000.00	$1,048.70	$0.38	$1,000.00	$1,024.97	$0.38	0.07%
Investor A	1,000.00	1,046.60	2.15	1,000.00	1,023.25	2.12	0.41
Investor C	1,000.00	1,043.40	6.00	1,000.00	1,019.47	5.93	1.16
Class K	1,000.00	1,048.70	0.50	1,000.00	1,024.85	0.50	0.10
Class R	1,000.00	1,045.00	3.69	1,000.00	1,021.73	3.65	0.71
BlackRock 40/60 Target Allocation Fund
Institutional	$1,000.00	$1,049.20	$0.50	$1,000.00	$1,024.85	$0.50	0.10%
Investor A	1,000.00	1,046.90	2.25	1,000.00	1,023.14	2.23	0.43
Investor C	1,000.00	1,042.90	6.11	1,000.00	1,019.36	6.04	1.18
Class K	1,000.00	1,049.10	0.46	1,000.00	1,024.90	0.45	0.09
Class R	1,000.00	1,046.20	3.07	1,000.00	1,022.34	3.04	0.59
BlackRock 60/40 Target Allocation Fund
Institutional	$1,000.00	$1,049.50	$0.57	$1,000.00	$1,024.78	$0.57	0.11%
Investor A	1,000.00	1,047.90	2.34	1,000.00	1,023.05	2.32	0.45
Investor C	1,000.00	1,043.20	6.19	1,000.00	1,019.29	6.12	1.20
Class K	1,000.00	1,049.50	0.46	1,000.00	1,024.89	0.46	0.09
Class R	1,000.00	1,046.40	3.29	1,000.00	1,022.12	3.25	0.64
BlackRock 80/20 Target Allocation Fund
Institutional	$1,000.00	$1,047.40	$0.77	$1,000.00	$1,024.59	$0.76	0.15%
Investor A	1,000.00	1,044.90	2.53	1,000.00	1,022.87	2.50	0.49
Investor C	1,000.00	1,041.20	6.39	1,000.00	1,019.08	6.32	1.24
Class K	1,000.00	1,047.40	0.68	1,000.00	1,024.68	0.67	0.13
Class R	1,000.00	1,044.40	3.35	1,000.00	1,022.07	3.31	0.65

(a)	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.
(b)

Expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown). Because the Funds invest in master portfolios that are managed by subsidiaries of BlackRock, Inc. (the “Master Portfolios”), the expense examples reflect the expenses of both the Funds and the Master Portfolios in which they invest. The fees and expenses of the underlying funds in which the Funds invest are not included in the Funds’ annualized expense ratios.

See “Disclosure of Expenses” above for further information on how expenses were calculated.

12	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments September 30, 2019	BlackRock 20/80 Target Allocation Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Affiliated Investment Companies(d) — 105.0%

Equity Funds — 21.0%
BlackRock Emerging Markets Fund, Inc., Class K	246,521	$5,741,476
iShares Core MSCI EAFE ETF	98,630	6,023,334
iShares Core S&P Total U.S. Stock Market ETF	325,774	21,849,662
iShares Edge MSCI Min Vol USA ETF	334,373	21,433,309
Master Advantage Large Cap Core Portfolio	$9,187,612	9,187,612

		64,235,393
Fixed Income Funds — 78.8%
BlackRock Strategic Income Opportunities Portfolio, Class K	4,875,283	48,362,812
iShares Floating Rate Bond ETF(a)	302,368	15,411,697
iShares MBS ETF(a)	220,719	23,903,868
iShares U.S. Treasury Bond ETF	933,300	24,569,123
Master Total Return Portfolio	$61,575,302	61,575,302
U.S. Total Bond Index Master Portfolio	$67,668,900	67,668,900

		241,491,702
Short-Term Securities — 5.2%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.87%(b)	753,986	753,986
SL Liquidity Series, LLC, Money Market Series, 2.13%(b)(c)	15,106,317	15,109,338

		15,863,324

Total Affiliated Investment Companies — 105.0% (Cost: $306,875,048)		321,590,419

Liabilities in Excess of Other Assets — (5.0)%		(15,420,994)

Net Assets — 100.0%		$306,169,425

(a)	Security, or a portion of the security, is on loan.
(b)	Annualized 7-day yield as of period end.
(c)	Security was purchased with the cash collateral from loaned securities.
(d)

During the year ended September 30, 2019, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliated Persons and/or Related Parties	Shares/ Investment Value Held at 09/30/18	Shares/ Investment Value Purchased	Shares/ Investment Value Sold	Shares/ Investment Value Held at 09/30/19	Value at 09/30/19	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Advantage Emerging Markets Fund, Class K(b)	516,251	—	(516,251)	—	$—	$—	$(775,646)	$713,696
BlackRock Emerging Markets Fund, Inc., Class K	—	251,921	(5,401)	246,521	5,741,476	—	(7,527)	(162,272)
BlackRock Global Allocation Fund, Inc., Class K(b)	414,697	78,580	(493,277)	—	—	28,878	917,665	(731,590)
BlackRock Global Long/Short Credit Fund, Class K(b)	1,048,385	72,649	(1,121,034)	—	—	592,283	(9,325)	(748,896)
BlackRock Liquidity Funds, T-Fund, Institutional Class(c)	—	753,986	—	753,986	753,986	11,277	—	—
BlackRock Strategic Income Opportunities Portfolio, Class K	3,356,998	1,944,836	(426,551)	4,875,283	48,362,812	1,401,854	(5,051)	931,748
iShares 7-10 Year Treasury Bond ETF(b)	184,220	1,353	(185,573)	—	—	121,731	(455,743)	816,447
iShares Core MSCI EAFE ETF	—	110,022	(11,392)	98,630	6,023,334	170,456	(59,780)	(139,269)
iShares Core S&P Total U.S. Stock Market ETF	378,817	95,357	(148,400)	325,774	21,849,662	435,072	1,429,947	(1,211,862)
iShares Edge MSCI Min Vol USA ETF	—	352,311	(17,938)	334,373	21,433,309	202,084	62,930	2,160,871
iShares Edge MSCI Multifactor USA ETF(b)	168,665	1,881	(170,546)	—	—	85,447	(644,488)	(129,258)
iShares Edge MSCI USA Momentum Factor ETF(b)	103,746	533	(104,279)	—	—	17,995	856,418	(1,574,117)
iShares Floating Rate Bond ETF	583,924	234,929	(516,485)	302,368	15,411,697	725,630	(136,919)	(27,744)
iShares Global Tech ETF(b)	—	36,743	(36,743)	—	—	22,323	113,420	—

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (continued) September 30, 2019	BlackRock 20/80 Target Allocation Fund

Affiliated Persons and/or Related Parties	Shares/ Investment Value Held at 09/30/18	Shares/ Investment Value Purchased		Shares/ Investment Value Sold	Shares/ Investment Value Held at 09/30/19	Value at 09/30/19	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
iShares J.P. Morgan USD Emerging Markets Bond ETF(b)	199,624	7,447		(207,071)	—	—	$682,207		$(1,401,314)	$1,437,995
iShares MBS ETF	—	223,766		(3,047)	220,719	$23,903,868	214,784		379	385,123
iShares U.S. Treasury Bond ETF	—	966,657		(33,357)	933,300	24,569,123	258,047		2,007	1,272,462
Master Advantage Large Cap Core Portfolio(c)	$8,871,994	$315,618	(d)	$—	$9,187,612	9,187,612	165,638		169,289	(185,273)
Master Total Return Portfolio(c)	$53,880,697	$7,694,605	(d)	$—	$61,575,302	61,575,302	2,053,396		889,833	2,602,152
U.S. Total Bond Index Master Portfolio(c)	$40,412,974	$27,255,926	(d)	$—	$67,668,900	67,668,900	1,650,345		154,589	3,771,019
SL Liquidity Series, LLC, Money Market Series(c)	30,243,496	—		(15,137,179)	15,106,317	15,109,338	23,878	(e)	(3,265)	1,008

						$321,590,419	$8,863,325		$1,097,419	$9,182,240

(a)	Includes net capital gain distributions, if applicable.
(b)	As of period end, the entity is no longer held by the Fund.
(c)	Represents net shares/investment value purchased/(sold).
(d)	Inclusive of income, expense, realized and unrealized gains and losses allocated from the Master Portfolio.
(e)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Portfolio Abbreviation

ETF	Exchange-Traded Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies(a)	$168,049,267	$—	$—	$168,049,267

Investments Valued at NAV(b)				153,541,152

Total Investments				$321,590,419

(a)	See above Schedule of Investments for values in each security type.
(b)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

See notes to financial statements.

14	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments September 30, 2019	BlackRock 40/60 Target Allocation Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Affiliated Investment Companies(d) — 100.3%

Equity Funds — 42.9%
BlackRock Emerging Markets Fund, Inc., Class K	580,541	$13,520,811
BlackRock Global Allocation Fund, Inc., Class K	803,937	15,242,646
BlackRock Technology Opportunities Fund, Institutional Class	221,422	7,224,989
iShares Core MSCI EAFE ETF	235,878	14,405,069
iShares Core S&P Total U.S. Stock Market ETF	717,038	48,091,738
iShares Edge MSCI Min Vol USA ETF	462,249	29,630,161
Master Advantage Large Cap Core Portfolio	$29,636,359	29,636,359

		157,751,773
Fixed Income Funds — 57.2%
BlackRock Strategic Income Opportunities Portfolio, Class K	1,906,053	18,908,046
iShares MBS ETF(a)	231,466	25,067,768
iShares U.S. Treasury Bond ETF	708,261	18,644,971
Master Total Return Portfolio	$81,108,082	81,108,082
U.S. Total Bond Index Master Portfolio	$66,951,706	66,951,706

		210,680,573
Short-Term Securities — 0.2%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.87%(b)	756,363	756,363
SL Liquidity Series, LLC, Money Market Series, 2.13%(b)(c)	11,043	11,045

		767,408

Total Affiliated Investment Companies — 100.3% (Cost: $343,332,494)		369,199,754

Liabilities in Excess of Other Assets — (0.3)%		(1,253,530)

Net Assets — 100.0%		$367,946,224

(a)	Security, or a portion of the security, is on loan.
(b)	Annualized 7-day yield as of period end.
(c)	Security was purchased with the cash collateral from loaned securities.
(d)

During the year ended September 30, 2019, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliated Persons and/or Related Parties	Shares/ Investment Value Held at 09/30/18	Shares/ Investment Value Purchased	Shares/ Investment Value Sold	Shares/ Investment Value Held at 09/30/19	Value at 09/30/19	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Advantage Emerging Markets Fund, Class K(b)	716,355	17,113	(733,468)	—	$—	$—	$(1,275,808)	$994,955
BlackRock Emerging Markets Fund, Inc., Class K	—	599,066	(18,525)	580,541	13,520,811	—	(8,084)	280,499
BlackRock Global Allocation Fund, Inc., Class K	1,438,945	180,802	(815,810)	803,937	15,242,646	230,704	2,219,305	(1,643,972)
BlackRock Global Long/Short Credit Fund, Class K(b)	1,373,965	60,867	(1,434,832)	—	—	427,562	363,120	(915,334)
BlackRock Liquidity Funds, T-Fund, Institutional Class(c)	453,004	303,359	—	756,363	756,363	11,094	—	—
BlackRock Strategic Income Opportunities Portfolio, Class K	2,191,115	938,222	(1,223,284)	1,906,053	18,908,046	801,136	2,479	401,918
BlackRock Technology Opportunities Fund, Institutional Class	—	226,892	(5,470)	221,422	7,224,989	—	2,262	129,580
iShares 7-10 Year Treasury Bond ETF(b)	351,378	6,422	(357,800)	—	—	254,598	(918,624)	1,720,080
iShares Core MSCI EAFE ETF	109,333	145,732	(19,187)	235,878	14,405,069	440,362	(96,940)	(444,488)
iShares Core S&P Small-Cap ETF(b)	—	138,119	(138,119)	—	—	35,320	601,322	—
iShares Core S&P Total U.S. Stock Market ETF	784,999	206,165	(274,126)	717,038	48,091,738	887,385	3,829,333	(3,067,524)
iShares Edge MSCI Min Vol USA ETF	—	478,778	(16,529)	462,249	29,630,161	272,181	40,038	2,959,272

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (continued) September 30, 2019	BlackRock 40/60 Target Allocation Fund

Affiliated Persons and/or Related Parties	Shares/ Investment Value Held at 09/30/18	Shares/ Investment Value Purchased		Shares/ Investment Value Sold	Shares/ Investment Value Held at 09/30/19	Value at 09/30/19	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
iShares Edge MSCI Multifactor USA ETF(b)	451,434	17,100		(468,534)	—	$—	$229,182		$(1,652,140)	$(342,133)
iShares Edge MSCI USA Momentum Factor ETF(b)	131,726	3,399		(135,125)	—	—	47,597		153,672	(1,997,138)
iShares Floating Rate Bond ETF(b)	627,385	239,126		(866,511)	—	—	649,363		(213,645)	(48,159)
iShares Global Tech ETF(b)	84,843	12,600		(97,443)	—	—	66,267		760,006	(518,314)
iShares J.P. Morgan USD Emerging Markets Bond ETF(b)	225,622	5,437		(231,059)	—	—	608,114		(1,820,591)	1,824,284
iShares MBS ETF	—	235,960		(4,494)	231,466	25,067,768	227,744		27	402,499
iShares U.S. Treasury Bond ETF	—	726,039		(17,778)	708,261	18,644,971	154,040		300	889,643
Master Advantage Large Cap Core Portfolio(c)	$29,227,367	$408,992	(d)	$—	$29,636,359	29,636,359	570,353		603,663	(458,975)
Master Total Return Portfolio(c)	$63,633,084	$17,474,998	(d)	$—	$81,108,082	81,108,082	2,737,264		1,181,582	3,405,526
U.S. Total Bond Index Master Portfolio(c)	$—	$66,951,706	(d)	$—	$66,951,706	66,951,706	1,370,130		179,317	3,591,347
SL Liquidity Series, LLC, Money Market Series(c)	24,690,566	—		(24,679,523)	11,043	11,045	21,684	(e)	(2,343)	—

						$369,199,754	$10,042,080		$3,948,251	$7,163,566

(a)	Includes net capital gain distributions, if applicable.
(b)	As of period end, the entity is no longer held by the Fund.
(c)	Represents net shares/investment value purchased/(sold).
(d)	Inclusive of income, expense, realized and unrealized gains and losses allocated from the Master Portfolio.
(e)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Portfolio Abbreviation

ETF	Exchange-Traded Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies(a)	$191,492,562	$—	$—	$191,492,562

Investments Valued at NAV(b)				177,707,192

Total Investments				$369,199,754

(a)	See above Schedule of Investments for values in each security type.
(b)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

See notes to financial statements.

16	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments September 30, 2019	BlackRock 60/40 Target Allocation Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Affiliated Investment Companies(b) — 100.2%

Equity Funds — 61.6%
BlackRock Emerging Markets Fund, Inc., Class K	2,000,397	$46,589,247
BlackRock Global Allocation Fund, Inc., Class K	1,388,578	26,327,444
BlackRock Technology Opportunities Fund, Institutional Class	1,033,716	33,730,164
iShares Core MSCI EAFE ETF	933,504	57,009,089
iShares Core S&P Total U.S. Stock Market ETF	2,286,579	153,360,854
iShares Edge MSCI Min Vol USA ETF	1,068,591	68,496,683
iShares Edge MSCI USA Momentum Factor ETF	222,798	26,568,662
iShares Edge MSCI USA Quality Factor ETF	273,810	25,300,044
Master Advantage Large Cap Core Portfolio	$85,784,222	85,784,222

		523,166,409

Fixed Income Funds — 38.3%
BlackRock Strategic Income Opportunities Portfolio, Class K	3,560,807	35,323,205
iShares MBS ETF	233,600	25,298,880
iShares U.S. Treasury Bond ETF	985,882	25,953,344
Master Total Return Portfolio	$178,897,551	178,897,551
U.S. Total Bond Index Master Portfolio	$59,455,077	59,455,077

		324,928,057

Short-Term Securities — 0.3%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.87%(a)	2,483,998	2,483,998

Total Affiliated Investment Companies — 100.2% (Cost: $786,008,042)		850,578,464

Liabilities in Excess of Other Assets — (0.2)%		(1,738,018)

Net Assets — 100.0%		$848,840,446

(a)	Annualized 7-day yield as of period end.
(b)

During the year ended September 30, 2019, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliated Persons and/or Related Parties	Shares/ Investment Value Held at 09/30/18	Shares/ Investment Value Purchased	Shares/ Investment Value Sold	Shares/ Investment Value Held at 09/30/19	Value at 09/30/19	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Advantage Emerging Markets Fund, Class K(b)	2,571,993	1,018,661	(3,590,654)	—	$—	$—	$(3,633,575)	$3,559,695
BlackRock Advantage Large Cap Core Fund, Class K(b)	—	1,773,476	(1,773,476)	—	—	—	(2,553,805)	2,057,232
BlackRock Emerging Markets Fund, Inc., Class K	—	2,081,205	(80,808)	2,000,397	46,589,247	—	(35,879)	973,857
BlackRock Global Allocation Fund, Inc., Class K	1,840,604	1,425,534	(1,877,559)	1,388,578	26,327,444	442,467	3,869,419	(2,238,089)
BlackRock Liquidity Funds, T-Fund, Institutional Class(c)	463,321	2,020,677	—	2,483,998	2,483,998	23,867	—	—
BlackRock Strategic Income Opportunities Portfolio, Class K	3,760,849	3,403,468	(3,603,509)	3,560,807	35,323,205	1,631,578	(106,143)	1,109,179
BlackRock Technology Opportunities Fund, Institutional Class	—	1,057,652	(23,936)	1,033,716	33,730,164	—	23,284	598,583
BlackRock Total Return Fund, Class K(b)	—	5,051,371	(5,051,371)	—	—	14,636	—	—
iShares 7-10 Year Treasury Bond ETF(b)	161,287	—	(161,287)	—	—	32,604	(509,062)	472,257
iShares Core MSCI EAFE ETF	417,315	572,999	(56,810)	933,504	57,009,089	1,820,212	(240,118)	(1,037,129)
iShares Core S&P Mid-Cap ETF(b)	187,006	87,409	(274,415)	—	—	100,685	5,125,196	(10,476,453)
iShares Core S&P Small-Cap ETF(b)	—	431,338	(431,338)	—	—	110,295	1,878,619	—
iShares Core S&P Total U.S. Stock Market ETF	1,240,988	1,419,011	(373,420)	2,286,579	153,360,854	2,967,389	1,078,290	6,770,865
iShares Edge MSCI Min Vol USA ETF	—	1,103,930	(35,339)	1,068,591	68,496,683	634,049	67,791	6,950,827

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (continued) September 30, 2019	BlackRock 60/40 Target Allocation Fund

Affiliated Persons and/or Related Parties	Shares/ Investment Value Held at 09/30/18	Shares/ Investment Value Purchased		Shares/ Investment Value Sold	Shares/ Investment Value Held at 09/30/19	Value at 09/30/19	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
iShares Edge MSCI Multifactor USA ETF(b)	984,409	649,313		(1,633,722)	—	$—	$940,932		$(2,595,213)	$(973,348)
iShares Edge MSCI USA Momentum Factor ETF	286,985	182,811		(246,998)	222,798	26,568,662	487,054		238,670	(882,260)
iShares Edge MSCI USA Quality Factor ETF	—	281,837		(8,027)	273,810	25,300,044	225,989		979	679,526
iShares Floating Rate Bond ETF(b)	413,138	575,765		(988,903)	—	—	477,337		(320,264)	(31,607)
iShares Global Tech ETF(b)	157,101	165,387		(322,488)	—	—	238,012		3,735,544	(956,191)
iShares J.P. Morgan USD Emerging Markets Bond ETF(b)	190,250	59,609		(249,859)	—	—	419,819		(1,740,927)	1,499,717
iShares MBS ETF	—	240,352		(6,752)	233,600	25,298,880	309,173		5,156	616,849
iShares U.S. Treasury Bond ETF	—	1,014,010		(28,128)	985,882	25,953,344	215,838		12,055	1,268,184
Master Advantage Large Cap Core Portfolio(c)	$54,214,183	$31,570,039	(d)	$—	$85,784,222	85,784,222	1,595,675		1,951,526	1,050,132
Master Total Return Portfolio(c)	$83,736,584	$95,160,967	(d)	$—	$178,897,551	178,897,551	5,782,063		2,860,830	7,968,764
U.S. Total Bond Index Master Portfolio(c)	$—	$59,455,077	(d)	$—	$59,455,077	59,455,077	1,227,825		160,258	3,232,166
SL Liquidity Series, LLC, Money Market Series(b)(c)	7,555,522	—		(7,555,522)	—	—	33,923	(e)	13,038	(139)

						$850,578,464	$19,731,422		$9,285,669	$22,212,617

(a)	Includes net capital gain distributions, if applicable.
(b)	As of period end, the entity is no longer held by the Fund.
(c)	Represents net shares/investment value purchased/(sold).
(d)	Inclusive of income, expense, realized and unrealized gains and losses allocated from the Master Portfolio.
(e)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Portfolio Abbreviation

ETF	Exchange-Traded Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies(a)	$526,441,614	$—	$—	$526,441,614

Investments Valued at NAV(b)				324,136,850

Total Investments				$850,578,464

(a)	See above Schedule of Investments for values in each security type.
(b)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

See notes to financial statements.

18	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments September 30, 2019	BlackRock 80/20 Target Allocation Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Affiliated Investment Companies(b) — 100.5%

Equity Funds — 80.7%
BlackRock Emerging Markets Fund, Inc., Class K	1,236,770	$28,804,364
BlackRock Technology Opportunities Fund, Institutional Class	570,460	18,614,105
International Tilts Master Portfolio	$21,858,604	21,858,604
iShares Core MSCI EAFE ETF	360,447	22,012,498
iShares Core S&P Small-Cap ETF	102,847	8,005,611
iShares Core S&P Total U.S. Stock Market ETF	1,233,844	82,753,917
iShares Edge MSCI Min Vol USA ETF	658,994	42,241,515
iShares Edge MSCI USA Momentum Factor ETF	194,990	23,252,558
iShares Edge MSCI USA Quality Factor ETF	203,617	18,814,211
Master Advantage Large Cap Core Portfolio	$38,228,579	38,228,579

		304,585,962

Fixed Income Funds — 19.3%
Master Total Return Portfolio	$41,738,959	41,738,959
U.S. Total Bond Index Master Portfolio	$31,000,464	31,000,464

		72,739,423

Short-Term Securities — 0.5%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.87%(a)	1,981,772	1,981,772

Total Affiliated Investment Companies — 100.5% (Cost: $345,812,712)		379,307,157

Liabilities in Excess of Other Assets — (0.5)%		(1,880,229)

Net Assets — 100.0%		$377,426,928

(a)	Annualized 7-day yield as of period end.
(b)

During the year ended September 30, 2019, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliated Persons and/or Related Parties	Shares/ Investment Value Held at 09/30/18	Shares/ Investment Value Purchased		Shares/ Investment Value Sold	Shares/ Investment Value Held at 09/30/19	Value at 09/30/19	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Advantage Emerging Markets Fund, Class K(b)	2,350,475	18,463		(2,368,938)	—	$—	$—	$(3,542,755)	$2,775,300
BlackRock Emerging Markets Fund, Inc., Class K	—	1,261,900		(25,130)	1,236,770	28,804,364	—	(8,044)	812,132
BlackRock Global Allocation Fund, Inc., Class K(b)	1,061,784	144,497		(1,206,281)	—	—	77,496	1,727,240	(1,171,964)
BlackRock Liquidity Funds, T-Fund, Institutional Class(c)	676,884	1,304,888		—	1,981,772	1,981,772	14,657	—	—
BlackRock Strategic Income
Opportunities Portfolio, Class K(b)	1,449,280	1,173,730		(2,623,010)	—	—	308,863	(499,166)	411,282
BlackRock Technology Opportunities Fund, Institutional Class	—	576,050		(5,590)	570,460	18,614,105	—	196	315,305
International Tilts Master Portfolio(c)	$13,353,596	$8,505,008	(d)	$—	$21,858,604	21,858,604	780,292	(688,712)	(319,974)
iShares Core MSCI EAFE ETF	341,129	39,494		(20,176)	360,447	22,012,498	667,800	(2,140)	(1,022,669)
iShares Core S&P Mid-Cap ETF(b)	234,597	2,769		(237,366)	—	—	83,685	3,934,814	(8,607,058)
iShares Core S&P Small-Cap ETF	—	274,364		(171,517)	102,847	8,005,611	145,353	681,849	401,418
iShares Core S&P Total U.S. Stock Market ETF	954,898	362,469		(83,523)	1,233,844	82,753,917	1,466,495	424,161	1,473,163
iShares Edge MSCI Min Vol USA ETF	135,205	543,077		(19,288)	658,994	42,241,515	403,631	17,672	3,342,712
iShares Edge MSCI Multifactor USA ETF(b)	888,945	39,047		(927,992)	—	—	530,343	(797,202)	(1,715,203)
iShares Edge MSCI USA Momentum Factor ETF	195,387	20,546		(20,943)	194,990	23,252,558	331,098	138,384	(20,391)
iShares Edge MSCI USA Quality Factor ETF	—	205,693		(2,076)	203,617	18,814,211	165,201	(2,893)	500,509
iShares Global Tech ETF(b)	127,132	56,783		(183,915)	—	—	131,373	1,144,085	(771,412)

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (continued) September 30, 2019	BlackRock 80/20 Target Allocation Fund

Affiliated Persons and/or Related Parties	Shares/ Investment Value Held at 09/30/18	Shares/ Investment Value Purchased		Shares/ Investment Value Sold	Shares/ Investment Value Held at 09/30/19	Value at 09/30/19	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
Master Advantage Large Cap Core Portfolio(c)	$36,558,308	$1,670,271	(d)	$—	$38,228,579	$38,228,579	$715,213		$744,132	$(742,618)
Master Total Return Portfolio(c)	$38,868,218	$2,870,741	(d)	$—	$41,738,959	41,738,959	1,199,588		549,207	1,379,082
U.S. Total Bond Index Master Portfolio(c)	$—	$31,000,464	(d)	$—	$31,000,464	31,000,464	611,736		80,896	1,609,930
SL Liquidity Series, LLC, Money Market Series	—	—		—	—	—	23,481	(e)	(10,041)	—

						$379,307,157	$7,656,305		$3,891,683	$(1,350,456)

(a)	Includes net capital gain distributions, if applicable.
(b)	As of period end, the entity is no longer held by the Fund.
(c)	Represents net shares/investment value purchased.
(d)	Inclusive of income, expense, realized and unrealized gains and losses allocated from the Master Portfolio.
(e)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Portfolio Abbreviation

ETF	Exchange-Traded Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies(a)	$246,480,551	$—	$—	$246,480,551

Investments Valued at NAV(b)				132,826,606

Total Investments				$379,307,157

(a)	See above Schedule of Investments for values in each security type.
(b)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

See notes to financial statements.

20	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities

September 30, 2019

	BlackRock 20/80 Target Allocation Fund	BlackRock 40/60 Target Allocation Fund	BlackRock 60/40 Target Allocation Fund	BlackRock 80/20 Target Allocation Fund

ASSETS
Investments at value — affiliated(a)(b)	$321,590,419	$369,199,754	$850,578,464	$379,307,157
Receivables:
Securities lending income — affiliated	3,758	1,016	1,624	413
Capital shares sold	341,239	420,616	931,638	297,908
Dividends — affiliated	136,898	54,386	103,889	1,329
From the Manager	—	—	3,470	15,779
Prepaid expenses	20,845	23,138	27,841	14,908

Total assets	322,093,159	369,698,910	851,646,926	379,637,494

LIABILITIES
Cash collateral on securities loaned at value	15,108,245	10,518	—	—
Payables:
Investments purchased — affiliated	316,303	116,488	1,049,781	1,246,332
Administration fees	4,439	5,654	7,567	3,359
Board realignment and consolidation	3,416	3,096	1,928	405
Capital shares redeemed	229,745	1,298,769	1,198,901	664,136
Trustees’ and Officer’s fees	3,634	4,089	6,332	3,972
Other accrued expenses	146,926	179,807	342,234	207,262
Other affiliates	1,892	2,394	—	3,407
Service and distribution fees	97,926	116,230	199,737	81,693
To the Manager	11,208	15,641	—	—

Total liabilities	15,923,734	1,752,686	2,806,480	2,210,566

NET ASSETS	$306,169,425	$367,946,224	$848,840,446	$377,426,928

NET ASSETS CONSIST OF
Paid-in capital	$286,425,489	$335,675,891	$763,881,213	$335,561,313
Accumulated earnings	19,743,936	32,270,333	84,959,233	41,865,615

NET ASSETS	$306,169,425	$367,946,224	$848,840,446	$377,426,928

(a) Investments at cost — affiliated	$306,875,048	$343,332,494	$786,008,042	$345,812,712
(b) Securities loaned at value	$14,809,081	$10,830	$—	$—

FINANCIAL STATEMENTS	21

Statements of Assets and Liabilities  (continued)

September 30, 2019

	BlackRock 20/80 Target Allocation Fund	BlackRock 40/60 Target Allocation Fund	BlackRock 60/40 Target Allocation Fund	BlackRock 80/20 Target Allocation Fund

NET ASSET VALUE

Institutional
Net assets	$46,016,899	$73,816,661	$161,195,502	$124,884,748

Shares outstanding(a)	3,883,736	6,176,420	12,056,396	9,734,372

Net asset value	$11.85	$11.95	$13.37	$12.83

Investor A
Net assets	$137,114,939	$178,718,865	$555,513,424	$173,105,457

Shares outstanding(a)	11,735,603	15,104,709	42,323,562	13,780,089

Net asset value	$11.68	$11.83	$13.13	$12.56

Investor C
Net assets	$79,943,611	$87,645,851	$94,713,346	$51,002,122

Shares outstanding(a)	6,930,053	7,516,506	7,395,944	4,207,657

Net asset value	$11.54	$11.66	$12.81	$12.12

Class K
Net assets	$31,852,513	$10,987,286	$21,488,217	$18,803,901

Shares outstanding(a)	2,688,141	918,636	1,607,366	1,465,660

Net asset value	$11.85	$11.96	$13.37	$12.83

Class R
Net assets	$11,241,463	$16,777,561	$15,929,957	$9,630,700

Shares outstanding(a)	967,770	1,423,855	1,217,881	772,234

Net asset value	$11.62	$11.78	$13.08	$12.47

(a)	Unlimited number of shares authorized, $0.001 par value.

See notes to financial statements.

22	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations

Year Ended September 30, 2019

	BlackRock 20/80 Target Allocation Fund	BlackRock 40/60 Target Allocation Fund	BlackRock 60/40 Target Allocation Fund	BlackRock 80/20 Target Allocation Fund

INVESTMENT INCOME
Dividends — affiliated	$4,970,068	$5,342,649	$11,091,936	$4,325,995
Securities lending income — affiliated — net	23,878	21,684	33,923	23,481
Net investment income allocated from the affiliated Master Portfolios:
Income	3,869,379	4,677,747	8,605,563	3,306,829
Expenses	(91,560)	(189,366)	(463,761)	(298,756)

Total investment income	8,771,765	9,852,714	19,267,661	7,357,549

EXPENSES
Service and distribution — class specific	1,180,786	1,412,154	2,298,511	966,619
Transfer agent — class specific	233,052	344,603	866,256	423,072
Administration	115,059	149,972	326,889	149,523
Registration	76,432	78,077	113,945	84,116
Accounting services	65,759	65,760	65,759	65,759
Professional	54,121	56,232	92,705	54,481
Administration — class specific	54,155	70,595	157,244	70,364
Printing	27,068	27,271	36,822	30,716
Trustees and Officer	14,725	16,303	24,183	16,280
Custodian	7,589	6,888	10,385	6,125
Board realignment and consolidation	2,725	3,007	3,934	3,180
Reorganization	—	—	238,930	—
Recoupment of past waived and/or reimbursed fees — class specific	11,091	19,708	14,994	350
Miscellaneous	12,789	13,248	17,246	13,681

Total expenses	1,855,351	2,263,818	4,267,803	1,884,266
Less:
Fees waived and/or reimbursed by the Manager	(183,870)	(166,555)	(376,517)	(174,353)
Administration fees waived — class specific	(18,428)	(20,022)	(88,209)	(46,043)
Transfer agent fees waived and/or reimbursed — class specific	(29,022)	(115,749)	(252,411)	(191,712)

Total expenses after fees waived and/or reimbursed	1,624,031	1,961,492	3,550,666	1,472,158

Net investment income	7,147,734	7,891,222	15,716,995	5,885,391

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — affiliated	(428,935)	719,517	1,666,875	2,367,175
Capital gain distributions from investment companies — affiliated	312,643	1,264,172	2,646,180	838,985
Allocation from the affiliated Master Portfolios	1,213,711	1,964,562	4,972,614	685,523

	1,097,419	3,948,251	9,285,669	3,891,683

Net change in unrealized appreciation (depreciation) on:
Investments — affiliated	2,994,342	625,668	9,961,555	(3,276,876)
Allocation from the affiliated Master Portfolios	6,187,898	6,537,898	12,251,062	1,926,420

	9,182,240	7,163,566	22,212,617	(1,350,456)

Net realized and unrealized gain	10,279,659	11,111,817	31,498,286	2,541,227

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$17,427,393	$19,003,039	$47,215,281	$8,426,618

See notes to financial statements.

FINANCIAL STATEMENTS	23

Statements of Changes in Net Assets

	BlackRock 20/80 Target Allocation Fund		BlackRock 40/60 Target Allocation Fund
	Year Ended September 30,		Year Ended September 30,
	2019	2018	2019	2018

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$7,147,734	$6,393,288	$7,891,222	$7,105,006
Net realized gain	1,097,419	7,098,176	3,948,251	19,489,301
Net change in unrealized appreciation (depreciation)	9,182,240	(8,331,470)	7,163,566	(10,780,274)

Net increase in net assets resulting from operations	17,427,393	5,159,994	19,003,039	15,814,033

DISTRIBUTIONS TO SHAREHOLDERS(a)(b)
Institutional	(1,845,509)	(1,430,478)	(4,541,015)	(1,611,428)
Investor A	(5,294,433)	(3,404,968)	(11,464,215)	(4,012,801)
Investor C	(3,017,479)	(1,635,514)	(5,468,389)	(1,504,537)
Class K	(162,057)	(45,709)	(480,015)	(71,327)
Class R	(559,263)	(318,338)	(1,186,781)	(439,913)

Decrease in net assets resulting from distributions to shareholders	(10,878,741)	(6,835,007)	(23,140,415)	(7,640,006)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	26,053,675	(56,374,959)	11,647,720	(48,795,549)

NET ASSETS(b)
Total increase (decrease) in net assets	32,602,327	(58,049,972)	7,510,344	(40,621,522)
Beginning of year	273,567,098	331,617,070	360,435,880	401,057,402

End of year	$306,169,425	$273,567,098	$367,946,224	$360,435,880

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)

Prior year distribution character information and undistributed net investment income has been modified or removed to conform with current year Regulation S-X presentation changes. Refer to Note 11 for this prior year information.

See notes to financial statements.

24	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets  (continued)

	BlackRock 60/40 Target Allocation Fund		BlackRock 80/20 Target Allocation Fund
	Year Ended September 30,		Year Ended September 30,
	2019	2018	2019	2018

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$15,716,995	$9,277,587	$5,885,391	$5,177,983
Net realized gain	9,285,669	34,884,308	3,891,683	22,270,655
Net change in unrealized appreciation (depreciation)	22,212,617	(8,866,853)	(1,350,456)	1,448,079

Net increase in net assets resulting from operations	47,215,281	35,295,042	8,426,618	28,896,717

DISTRIBUTIONS TO SHAREHOLDERS(a)(b)
Institutional	(7,250,440)	(2,939,182)	(5,836,278)	(2,571,530)
Investor A	(18,659,907)	(8,040,799)	(8,297,719)	(4,313,777)
Investor C	(5,431,522)	(2,388,394)	(2,328,353)	(1,167,306)
Class K	(1,189,307)	(413,877)	(761,052)	(287,322)
Class R	(1,088,428)	(547,236)	(525,225)	(340,285)

Decrease in net assets resulting from distributions to shareholders	(33,619,604)	(14,329,488)	(17,748,627)	(8,680,220)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	303,312,712	(7,077,808)	25,330,074	47,241,811

NET ASSETS(b)
Total increase in net assets	316,908,389	13,887,746	16,008,065	67,458,308
Beginning of year	531,932,057	518,044,311	361,418,863	293,960,555

End of year	$848,840,446	$531,932,057	$377,426,928	$361,418,863

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)

Prior year distribution character information and undistributed net investment income has been modified or removed to conform with current year Regulation S-X presentation changes. Refer to Note 11 for this prior year information.

See notes to financial statements.

FINANCIAL STATEMENTS	25

Financial Highlights

(For a share outstanding throughout each period)

	BlackRock 20/80 Target Allocation Fund

	Institutional

	Year Ended September 30,
	2019	2018	2017	2016	2015

Net asset value, beginning of year	$11.62	$11.67	$11.31	$11.50	$12.15

Net investment income(a)	0.36	0.30	0.28	0.25	0.21
Net realized and unrealized gain (loss)	0.42	(0.04)	0.28	0.27	0.17

Net increase from investment operations	0.78	0.26	0.56	0.52	0.38

Distributions(b)
From net investment income	(0.40)	(0.31)	(0.20)	(0.23)	(0.40)
From net realized gain	(0.15)	—	—	(0.48)	(0.63)

Total distributions	(0.55)	(0.31)	(0.20)	(0.71)	(1.03)

Net asset value, end of year	$11.85	$11.62	$11.67	$11.31	$11.50

Total Return(c)
Based on net asset value	7.23%	2.27%	5.09%	4.76%	3.12%

Ratios to Average Net Assets
Total expenses(d)	0.28%	0.31%	0.35%	0.33%	0.41%

Total expenses after fees waived and/or reimbursed(d)	0.12%	0.16%	0.17%	0.12%	0.16%

Net investment income(d)	3.17%	2.63%	2.49%	2.25%	1.80%

Supplemental Data
Net assets, end of year (000)	$46,017	$42,461	$52,839	$49,937	$22,738

Portfolio turnover rate	62%	64%	80%	95%	99%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended September 30,
	2019	2018	2017	2016	2015
Investments in underlying funds	0.20%	0.31%	0.27%	0.45%	0.46%

See notes to financial statements.

26	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock 20/80 Target Allocation Fund (continued)

	Investor A

	Year Ended September 30,
	2019		2018		2017		2016	2015

Net asset value, beginning of year	$11.46		$11.51		$11.16		$11.37	$12.02

Net investment income(a)	0.32		0.26		0.24		0.21	0.16
Net realized and unrealized gain (loss)	0.41		(0.04)		0.28		0.26	0.17

Net increase from investment operations	0.73		0.22		0.52		0.47	0.33

Distributions(b)
From net investment income	(0.36)		(0.27)		(0.17)		(0.20)	(0.35)
From net realized gain	(0.15)		—		—		(0.48)	(0.63)

Total distributions	(0.51)		(0.27)		(0.17)		(0.68)	(0.98)

Net asset value, end of year	$11.68		$11.46		$11.51		$11.16	$11.37

Total Return(c)
Based on net asset value	6.82%		1.94%		4.78%		4.35%	2.77%

Ratios to Average Net Assets
Total expenses(d)	0.54	%(e)	0.56	%(e)	0.60	%(e)	0.60%	0.71	%(e)

Total expenses after fees waived and/or reimbursed(d)	0.46%		0.50%		0.51%		0.46%	0.54%

Net investment income(d)	2.82%		2.29%		2.17%		1.88%	1.37%

Supplemental Data
Net assets, end of year (000)	$137,115		$122,394		$143,061		$171,824	$75,293

Portfolio turnover rate	62%		64%		80%		95%	99%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended September 30,
	2019	2018	2017	2016	2015
Investments in underlying funds	0.20%	0.31%	0.27%	0.45%	0.46%

(e)

Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees for the year ended September 30, 2015 the ratio would have been 0.70%. There was no financial impact to the expense ratios for the years ended September 30, 2019, September 30, 2018 and September 30, 2017.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	27

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock 20/80 Target Allocation Fund (continued)

	Investor C

	Year Ended September 30,
	2019		2018		2017		2016		2015

Net asset value, beginning of year	$11.30		$11.34		$11.01		$11.24		$11.91

Net investment income(a)	0.23		0.17		0.16		0.12		0.07
Net realized and unrealized gain (loss)	0.42		(0.04)		0.28		0.27		0.16

Net increase from investment operations	0.65		0.13		0.44		0.39		0.23

Distributions(b)
From net investment income	(0.26)		(0.17)		(0.11)		(0.14)		(0.27)
From net realized gain	(0.15)		—		—		(0.48)		(0.63)

Total distributions	(0.41)		(0.17)		(0.11)		(0.62)		(0.90)

Net asset value, end of year	$11.54		$11.30		$11.34		$11.01		$11.24

Total Return(c)
Based on net asset value	6.10%		1.14%		4.01%		3.64%		1.92%

Ratios to Average Net Assets
Total expenses(d)	1.28	%(e)	1.31	%(e)	1.35	%(e)	1.33	%(e)	1.44	%(e)

Total expenses after fees waived and/or reimbursed(d)	1.22%		1.25%		1.26%		1.21%		1.27%

Net investment income(d)	2.09%		1.54%		1.42%		1.11%		0.62%

Supplemental Data
Net assets, end of year (000)	$79,944		$91,279		$118,900		$147,046		$57,521

Portfolio turnover rate	62%		64%		80%		95%		99%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended September 30,
	2019	2018	2017	2016	2015
Investments in underlying funds	0.20%	0.31%	0.27%	0.45%	0.46%

(e)

Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees for the years ended September 30, 2019 and September 30, 2018, the ratios would have been 1.27% and 1.30%, respectively. There was no financial impact to the expense ratios for the years ended September 30, 2017, September 30, 2016 and September 30, 2015.

See notes to financial statements.

28	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock 20/80 Target Allocation Fund (continued)

	Class K

	Year Ended September 30,			Period from 03/28/2016(a) to 09/30/2016
	2019	2018	2017

Net asset value, beginning of period	$11.62	$11.67	$11.31	$10.90

Net investment income(b)	0.33	0.30	0.29	0.12
Net realized and unrealized gain (loss)	0.45	(0.04)	0.28	0.29

Net increase from investment operations	0.78	0.26	0.57	0.41

Distributions(c)
From net investment income	(0.40)	(0.31)	(0.21)	—
From net realized gain	(0.15)	—	—	—

Total distributions	(0.55)	(0.31)	(0.21)	—

Net asset value, end of period	$11.85	$11.62	$11.67	$11.31

Total Return(d)
Based on net asset value	7.26%	2.29%	5.12%	3.76	%(e)

Ratios to Average Net Assets
Total expenses(f)	0.18%	0.23%	0.29%	0.24	%(g)

Total expenses after fees waived and/or reimbursed(f)	0.10%	0.14%	0.16%	0.10	%(g)

Net investment income(f)	2.87%	2.63%	2.63%	2.03	%(g)

Supplemental Data
Net assets, end of period (000)	$31,853	$3,355	$1,607	$207

Portfolio turnover rate	62%	64%	80%	95	%(h)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended September 30,			Period from 03/28/2016(a) to 09/30/2016
	2019	2018	2017
Investments in underlying funds	0.20%	0.31%	0.27%	0.45%

(g)	Annualized.
(h)	Portfolio turnover is representative of the Fund for the entire year.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	29

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock 20/80 Target Allocation Fund (continued)

	Class R

	Year Ended September 30,
	2019		2018	2017	2016		2015

Net asset value, beginning of year	$11.39		$11.44	$11.10	$11.30		$11.96

Net investment income(a)	0.28		0.22	0.21	0.17		0.12
Net realized and unrealized gain (loss)	0.42		(0.03)	0.27	0.27		0.17

Net increase from investment operations	0.70		0.19	0.48	0.44		0.29

Distributions(b)
From net investment income	(0.32)		(0.24)	(0.14)	(0.16)		(0.32)
From net realized gain	(0.15)		—	—	(0.48)		(0.63)

Total distributions	(0.47)		(0.24)	(0.14)	(0.64)		(0.95)

Net asset value, end of year	$11.62		$11.39	$11.44	$11.10		$11.30

Total Return(c)
Based on net asset value	6.58%		1.64%	4.39%	4.11%		2.41%

Ratios to Average Net Assets
Total expenses(d)	0.85	%(e)	0.89%	0.93%	0.91	%(e)	1.01%

Total expenses after fees waived and/or reimbursed(d)	0.78%		0.81%	0.82%	0.77%		0.79%

Net investment income(d)	2.55%		1.97%	1.86%	1.58%		1.05%

Supplemental Data
Net assets, end of year (000)	$11,241		$14,079	$15,209	$15,976		$9,331

Portfolio turnover rate	62%		64%	80%	95%		99%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended September 30,
	2019	2018	2017	2016	2015
Investments in underlying funds	0.20%	0.31%	0.27%	0.45%	0.46%

(e)	Includes recoupment of past waived and/or reimbursed fees. There was no financial impact to the expense ratios for the years ended September 30, 2019 and September 30, 2016.

See notes to financial statements.

30	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock 40/60 Target Allocation Fund

	Institutional

	Year Ended September 30,
	2019	2018	2017	2016	2015

Net asset value, beginning of year	$12.17	$11.91	$11.18	$11.54	$12.64

Net investment income(a)	0.31	0.28	0.26	0.23	0.20
Net realized and unrealized gain	0.31	0.28	0.67	0.45	0.03

Net increase from investment operations	0.62	0.56	0.93	0.68	0.23

Distributions(b)
From net investment income	(0.27)	(0.30)	(0.20)	(0.23)	(0.34)
From net realized gain	(0.57)	—	—	(0.81)	(0.99)

Total distributions	(0.84)	(0.30)	(0.20)	(1.04)	(1.33)

Net asset value, end of year	$11.95	$12.17	$11.91	$11.18	$11.54

Total Return(c)
Based on net asset value	6.00%	4.74%	8.48%	6.31%	1.66%

Ratios to Average Net Assets
Total expenses(d)	0.34%	0.32%	0.36%	0.35%	0.43%

Total expenses after fees waived and/or reimbursed(d)	0.14%	0.15%	0.16%	0.12%	0.14%

Net investment income(d)	2.69%	2.37%	2.29%	2.12%	1.67%

Supplemental Data
Net assets, end of year (000)	$73,817	$66,357	$60,948	$45,376	$22,581

Portfolio turnover rate	68%	79%	74%	103%	117%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended September 30,
	2019	2018	2017	2016	2015
Investments in underlying funds	0.20%	0.30%	0.29%	0.46%	0.46%

See notes to financial statements.

FINANCIAL HIGHLIGHTS	31

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock 40/60 Target Allocation Fund (continued)

	Investor A

	Year Ended September 30,
	2019		2018		2017	2016		2015

Net asset value, beginning of year	$12.06		$11.80		$11.08	$11.46		$12.56

Net investment income(a)	0.27		0.24		0.22	0.20		0.15
Net realized and unrealized gain	0.30		0.28		0.67	0.43		0.04

Net increase from investment operations	0.57		0.52		0.89	0.63		0.19

Distributions(b)
From net investment income	(0.23)		(0.26)		(0.17)	(0.20)		(0.30)
From net realized gain	(0.57)		—		—	(0.81)		(0.99)

Total distributions	(0.80)		(0.26)		(0.17)	(1.01)		(1.29)

Net asset value, end of year	$11.83		$12.06		$11.80	$11.08		$11.46

Total Return(c)
Based on net asset value	5.57%		4.42%		8.17%	5.89%		1.33%

Ratios to Average Net Assets
Total expenses(d)	0.53	%(e)	0.54	%(e)	0.57%	0.58	%(e)	0.68	%(e)

Total expenses after fees waived and/or reimbursed(d)	0.48%		0.49%		0.50%	0.46%		0.50%

Net investment income(d)	2.36%		2.02%		1.93%	1.81%		1.24%

Supplemental Data
Net assets, end of year (000)	$178,719		$169,126		$186,642	$195,865		$86,088

Portfolio turnover rate	68%		79%		74%	103%		117%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended September 30,
	2019	2018	2017	2016	2015
Investments in underlying funds	0.20%	0.30%	0.29%	0.46%	0.46%

(e)

Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees for the years ended September 30, 2019 and September 30, 2018, the ratios would have been 0.52% and 0.53%, respectively. There was no financial impact to the expense ratios for the years ended September 30, 2016 and September 30, 2015.

See notes to financial statements.

32	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock 40/60 Target Allocation Fund (continued)

	Investor C

	Year Ended September 30,
	2019		2018		2017		2016		2015

Net asset value, beginning of year	$11.87		$11.60		$10.91		$11.31		$12.41

Net investment income(a)	0.18		0.15		0.13		0.11		0.06
Net realized and unrealized gain	0.31		0.27		0.66		0.44		0.04

Net increase from investment operations	0.49		0.42		0.79		0.55		0.10

Distributions(b)
From net investment income	(0.13)		(0.15)		(0.10)		(0.14)		(0.21)
From net realized gain	(0.57)		—		—		(0.81)		(0.99)

Total distributions	(0.70)		(0.15)		(0.10)		(0.95)		(1.20)

Net asset value, end of year	$11.66		$11.87		$11.60		$10.91		$11.31

Total Return(c)
Based on net asset value	4.78%		3.63%		7.32%		5.18%		0.57%

Ratios to Average Net Assets
Total expenses(d)	1.28	%(e)	1.29	%(e)	1.33	%(e)	1.33	%(e)	1.44	%(e)

Total expenses after fees waived and/or reimbursed(d)	1.23%		1.24%		1.25%		1.21%		1.27%

Net investment income(d)	1.63%		1.26%		1.18%		1.04%		0.47%

Supplemental Data
Net assets, end of year (000)	$87,646		$101,711		$128,703		$153,937		$59,026

Portfolio turnover rate	68%		79%		74%		103%		117%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended September 30,
	2019	2018	2017	2016	2015
Investments in underlying funds	0.20%	0.30%	0.29%	0.46%	0.46%

(e)

Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees for the years ended September 30, 2019, September 30, 2016 and September 30, 2015, the ratios would have been 1.27%, 1.32%, and 1.43%, respectively. There was no financial impact to the expense ratio for the years ended September 30, 2018 and September 30, 2017.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	33

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock 40/60 Target Allocation Fund (continued)

	Class K

	Year Ended September 30,			Period from 03/28/2016(a) to 09/30/2016
	2019	2018	2017

Net asset value, beginning of period	$12.18	$11.92	$11.19	$10.68

Net investment income(b)	0.31	0.29	0.29	0.11
Net realized and unrealized gain	0.32	0.27	0.64	0.40

Net increase from investment operations	0.63	0.56	0.93	0.51

Distributions(c)
From net investment income	(0.28)	(0.30)	(0.20)	—
From net realized gain	(0.57)	—	—	—

Total distributions	(0.85)	(0.30)	(0.20)	—

Net asset value, end of period	$11.96	$12.18	$11.92	$11.19

Total Return(d)
Based on net asset value	6.02%	4.75%	8.49%	4.78	%(e)

Ratios to Average Net Assets
Total expenses(f)	0.20%	0.21%	0.26%	0.23	%(g)

Total expenses after fees waived and/or reimbursed(f)	0.12%	0.13%	0.14%	0.10	%(g)

Net investment income(f)	2.68%	2.40%	2.56%	1.94	%(g)

Supplemental Data
Net assets, end of period (000)	$10,987	$4,939	$2,359	$253

Portfolio turnover rate	68%	79%	74%	103	%(h)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended September 30,			Period from 03/28/2016(a) to 09/30/2016
	2019	2018	2017
Investments in underlying funds	0.20%	0.30%	0.29%	0.46%

(g)	Annualized.
(h)	Portfolio turnover is representative of the Fund for the entire year.

See notes to financial statements.

34	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock 40/60 Target Allocation Fund (continued)

	Class R

	Year Ended September 30,
	2019	2018	2017	2016	2015

Net asset value, beginning of year	$12.00	$11.75	$11.04	$11.40	$12.49

Net investment income(a)	0.25	0.22	0.20	0.18	0.13
Net realized and unrealized gain	0.31	0.27	0.66	0.44	0.04

Net increase from investment operations	0.56	0.49	0.86	0.62	0.17

Distributions(b)
From net investment income	(0.21)	(0.24)	(0.15)	(0.17)	(0.27)
From net realized gain	(0.57)	—	—	(0.81)	(0.99)

Total distributions	(0.78)	(0.24)	(0.15)	(0.98)	(1.26)

Net asset value, end of year	$11.78	$12.00	$11.75	$11.04	$11.40

Total Return(c)
Based on net asset value	5.45%	4.18%	7.94%	5.80%	1.18%

Ratios to Average Net Assets
Total expenses(d)	0.85%	0.84%	0.88%	0.89%	0.96%

Total expenses after fees waived and/or reimbursed(d)	0.64%	0.65%	0.66%	0.62%	0.64%

Net investment income(d)	2.21%	1.84%	1.77%	1.65%	1.06%

Supplemental Data
Net assets, end of year (000)	$16,778	$18,302	$22,405	$21,619	$15,130

Portfolio turnover rate	68%	79%	74%	103%	117%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended September 30,
	2019	2018	2017	2016	2015
Investments in underlying funds	0.20%	0.30%	0.29%	0.46%	0.46%

See notes to financial statements.

FINANCIAL HIGHLIGHTS	35

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock 60/40 Target Allocation Fund

	Institutional

	Year Ended September 30,
	2019		2018	2017		2016	2015

Net asset value, beginning of year	$13.74		$13.20	$12.08		$12.39	$13.64

Net investment income(a)	0.30		0.30	0.28		0.23	0.21
Net realized and unrealized gain (loss)	0.19		0.67	1.05		0.60	(0.10)

Net increase from investment operations	0.49		0.97	1.33		0.83	0.11

Distributions(b)
From net investment income	(0.21)		(0.30)	(0.21)		(0.22)	(0.48)
From net realized gain	(0.65)		(0.13)	—		(0.92)	(0.88)

Total distributions	(0.86)		(0.43)	(0.21)		(1.14)	(1.36)

Net asset value, end of year	$13.37		$13.74	$13.20		$12.08	$12.39

Total Return(c)
Based on net asset value	4.22%		7.42%	11.19	%(d)	7.10%	0.43%

Ratios to Average Net Assets
Total expenses(e)	0.34	%(f)	0.29%	0.32%		0.31%	0.55%

Total expenses after fees waived and/or reimbursed(e)	0.15%		0.15%	0.14%		0.11%	0.13%

Net investment income(e)	2.36%		2.22%	2.27%		1.95%	1.60%

Supplemental Data
Net assets, end of year (000)	$161,196		$108,221	$90,274		$61,601	$8,755

Portfolio turnover rate	69%		88%	70%		94%	118%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Includes a payment received from an affiliate, which had no impact on the Fund’s total return.
(e)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended September 30,
	2019	2018	2017	2016	2015
Investments in underlying funds	0.19%	0.27%	0.26%	0.42%	0.46%

(f)	Includes non-recurring expenses of board realignment and consolidation and reorganization costs. Without these costs, total expenses would have been 0.32%.

See notes to financial statements.

36	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock 60/40 Target Allocation Fund (continued)

	Investor A

	Year Ended September 30,
	2019		2018		2017		2016		2015

Net asset value, beginning of year	$13.50		$12.98		$11.89		$12.22		$13.46

Net investment income(a)	0.26		0.25		0.24		0.19		0.16
Net realized and unrealized gain (loss)	0.19		0.65		1.03		0.59		(0.11)

Net increase from investment operations	0.45		0.90		1.27		0.78		0.05

Distributions(b)
From net investment income	(0.17)		(0.25)		(0.18)		(0.19)		(0.41)
From net realized gain	(0.65)		(0.13)		—		(0.92)		(0.88)

Total distributions	(0.82)		(0.38)		(0.18)		(1.11)		(1.29)

Net asset value, end of year	$13.13		$13.50		$12.98		$11.89		$12.22

Total Return(c)
Based on net asset value	3.94%		7.03%		10.86	%(d)	6.77%		0.00%

Ratios to Average Net Assets
Total expenses(e)	0.55	%(f)(g)	0.51	%(g)	0.55	%(g)	0.57	%(g)	0.76	%(g)

Total expenses after fees waived and/or reimbursed(e)	0.49%		0.49%		0.48%		0.45%		0.49%

Net investment income(e)	2.03%		1.85%		1.93%		1.64%		1.20%

Supplemental Data
Net assets, end of year (000)	$555,513		$280,970		$279,181		$269,175		$64,012

Portfolio turnover rate	69%		88%		70%		94%		118%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Includes a payment received from an affiliate, which had no impact on the Fund’s total return.
(e)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended September 30,
	2019	2018	2017	2016	2015
Investments in underlying funds	0.19%	0.27%	0.26%	0.42%	0.46%

(f)	Includes non-recurring expenses of board realignment and consolidation and reorganization costs. Without these costs, total expenses would have been 0.53%.
(g)

Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees for the year ended September 30, 2018 the ratio would have been 0.50%. There was no financial impact to the expense ratios for the years ended September 30, 2019, September 30, 2017, September 30, 2016 and September 30, 2015.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	37

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock 60/40 Target Allocation Fund (continued)

	Investor C

	Year Ended September 30,
	2019		2018	2017		2016		2015

Net asset value, beginning of year	$13.17		$12.66	$11.61		$11.99		$13.21

Net investment income(a)	0.15		0.14	0.14		0.10		0.06
Net realized and unrealized gain (loss)	0.20		0.64	1.02		0.57		(0.09)

Net increase (decrease) from investment operations	0.35		0.78	1.16		0.67		(0.03)

Distributions(b)
From net investment income	(0.06)		(0.14)	(0.11)		(0.13)		(0.31)
From net realized gain	(0.65)		(0.13)	—		(0.92)		(0.88)

Total distributions	(0.71)		(0.27)	(0.11)		(1.05)		(1.19)

Net asset value, end of year	$12.81		$13.17	$12.66		$11.61		$11.99

Total Return(c)
Based on net asset value	3.15%		6.23%	10.06	%(d)	5.89%		(0.63)%

Ratios to Average Net Assets
Total expenses(e)	1.30	%(f)(g)	1.28%	1.31%		1.33	%(g)	1.51%

Total expenses after fees waived and/or reimbursed(e)	1.24%		1.24%	1.23%		1.20%		1.22%

Net investment income(e)	1.23%		1.10%	1.17%		0.88%		0.45%

Supplemental Data
Net assets, end of year (000)	$94,713		$105,283	$117,602		$125,371		$45,308

Portfolio turnover rate	69%		88%	70%		94%		118%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Includes a payment received from an affiliate, which had no impact on the Fund’s total return.
(e)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended September 30,
	2019	2018	2017	2016	2015
Investments in underlying funds	0.19%	0.27%	0.26%	0.42%	0.46%

(f)	Includes non-recurring expenses of board realignment and consolidation and reorganization costs. Without these costs, total expenses would have been 1.27%.
(g)

Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees for the year ended September 30, 2019 the ratio would have been 1.29%. There was no financial impact to the expense ratio for the year ended September 30, 2016.

See notes to financial statements.

38	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock 60/40 Target Allocation Fund (continued)

	Class K

	Year Ended September 30,					Period from 03/28/2016(a) to 09/30/2016
	2019		2018	2017

Net asset value, beginning of period	$13.74		$13.20	$12.07		$11.45

Net investment income(b)	0.30		0.30	0.28		0.11
Net realized and unrealized gain	0.19		0.67	1.06		0.51

Net increase from investment operations	0.49		0.97	1.34		0.62

Distributions(c)
From net investment income	(0.21)		(0.30)	(0.21)		—
From net realized gain	(0.65)		(0.13)	—		—

Total distributions	(0.86)		(0.43)	(0.21)		—

Net asset value, end of period	$13.37		$13.74	$13.20		$12.07

Total Return(d)
Based on net asset value	4.24%		7.44%	11.30	%(e)	5.42	%(f)

Ratios to Average Net Assets
Total expenses(g)	0.20	%(h)	0.18%	0.24%		0.22	%(i)

Total expenses after fees waived and/or reimbursed(g)	0.13%		0.13%	0.12%		0.09	%(i)

Net investment income(g)	2.33%		2.21%	2.37%		1.81	%(i)

Supplemental Data
Net assets, end of period (000)	$21,488		$18,719	$10,395		$276

Portfolio turnover rate	69%		88%	70%		94	%(j)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Includes a payment received from an affiliate, which had no impact on the Fund’s total return.
(f)	Aggregate total return.
(g)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended September 30,			Period from 03/28/2016(a) to 09/30/2016
	2019	2018	2017
Investments in underlying funds	0.19%	0.27%	0.26%	0.42%

(h)	Includes non-recurring expenses of board realignment and consolidation and reorganization costs. Without these costs, total expenses would have been 0.18%.
(i)	Annualized.
(j)	Portfolio turnover is representative of the Fund for the entire year.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	39

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock 60/40 Target Allocation Fund (continued)

	Class R

	Year Ended September 30,
	2019		2018	2017		2016	2015

Net asset value, beginning of year	$13.45		$12.93	$11.85		$12.17	$13.40

Net investment income(a)	0.23		0.22	0.21		0.17	0.13
Net realized and unrealized gain (loss)	0.19		0.66	1.03		0.59	(0.10)

Net increase from investment operations	0.42		0.88	1.24		0.76	0.03

Distributions(b)
From net investment income	(0.14)		(0.23)	(0.16)		(0.16)	(0.38)
From net realized gain	(0.65)		(0.13)	—		(0.92)	(0.88)

Total distributions	(0.79)		(0.36)	(0.16)		(1.08)	(1.26)

Net asset value, end of year	$13.08		$13.45	$12.93		$11.85	$12.17

Total Return(c)
Based on net asset value	3.68%		6.85%	10.59	%(d)	6.63%	(0.16)%

Ratios to Average Net Assets
Total expenses(e)	0.87	%(f)	0.84%	0.86%		0.90%	1.03%

Total expenses after fees waived and/or reimbursed(e)	0.68%		0.68%	0.67%		0.64%	0.67%

Net investment income(e)	1.80%		1.66%	1.73%		1.48%	0.99%

Supplemental Data
Net assets, end of year (000)	$15,930		$18,740	$20,593		$18,260	$8,074

Portfolio turnover rate	69%		88%	70%		94%	118%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Includes a payment received from an affiliate, which had no impact on the Fund’s total return.
(e)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended September 30,
	2019	2018	2017	2016	2015
Investments in underlying funds	0.19%	0.27%	0.26%	0.42%	0.46%

(f)	Includes non-recurring expenses of board realignment and consolidation and reorganization costs. Without these costs, total expenses would have been 0.84%.

See notes to financial statements.

40	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock 80/20 Target Allocation Fund

	Institutional

	Year Ended September 30,
	2019	2018	2017		2016	2015

Net asset value, beginning of year	$13.26	$12.47	$11.11		$11.67	$13.84

Net investment income(a)	0.25	0.25	0.25		0.20	0.19
Net realized and unrealized gain (loss)	0.01	0.93	1.30		0.71	(0.25)

Net increase (decrease) from investment operations	0.26	1.18	1.55		0.91	(0.06)

Distributions(b)
From net investment income	(0.16)	(0.22)	(0.19)		(0.19)	(0.46)
From net realized gain	(0.53)	(0.17)	—		(1.28)	(1.65)

Total distributions	(0.69)	(0.39)	(0.19)		(1.47)	(2.11)

Net asset value, end of year	$12.83	$13.26	$12.47		$11.11	$11.67

Total Return(c)
Based on net asset value	2.81%	9.65%	14.11	%(d)	8.32%	(1.34)%

Ratios to Average Net Assets
Total expenses(e)	0.39%	0.36%	0.34%		0.43%	0.72%

Total expenses after fees waived and/or reimbursed(e)	0.18%	0.16%	0.11%		0.10%	0.14%

Net investment income(e)	2.00%	1.94%	2.09%		1.79%	1.51%

Supplemental Data
Net assets, end of year (000)	$124,885	$115,594	$75,614		$33,056	$7,436

Portfolio turnover rate	64%	80%	59%		81%	125%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Includes a payment received from an affiliate, which had no impact on the Fund’s total return.
(e)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended September 30,
	2019	2018	2017	2016	2015
Investments in underlying funds	0.19%	0.21%	0.21%	0.39%	0.41%

See notes to financial statements.

FINANCIAL HIGHLIGHTS	41

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock 80/20 Target Allocation Fund (continued)

	Investor A

	Year Ended September 30,
	2019		2018	2017		2016	2015

Net asset value, beginning of year	$13.00		$12.23	$10.92		$11.50	$13.66

Net investment income(a)	0.20		0.19	0.20		0.17	0.13
Net realized and unrealized gain (loss)	0.01		0.93	1.27		0.69	(0.23)

Net increase (decrease) from investment operations	0.21		1.12	1.47		0.86	(0.10)

Distributions(b)
From net investment income	(0.12)		(0.18)	(0.16)		(0.16)	(0.41)
From net realized gain	(0.53)		(0.17)	—		(1.28)	(1.65)

Total distributions	(0.65)		(0.35)	(0.16)		(1.44)	(2.06)

Net asset value, end of year	$12.56		$13.00	$12.23		$10.92	$11.50

Total Return(c)
Based on net asset value	2.39%		9.32%	13.66	%(d)	8.01%	(1.70)%

Ratios to Average Net Assets
Total expenses(e)	0.57	%(f)	0.57%	0.59%		0.73%	0.99%

Total expenses after fees waived and/or reimbursed(e)	0.52%		0.50%	0.45%		0.44%	0.47%

Net investment income(e)	1.66%		1.54%	1.73%		1.57%	0.99%

Supplemental Data
Net assets, end of year (000)	$173,105		$163,604	$146,811		$120,613	$29,595

Portfolio turnover rate	64%		80%	59%		81%	125%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Includes a payment received from an affiliate, which had no impact on the Fund’s total return.
(e)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended September 30,
	2019	2018	2017	2016	2015
Investments in underlying funds	0.19%	0.21%	0.21%	0.39%	0.41%

(f)	Includes recoupment of past waived and/or reimbursed fees. There was no financial impact to the expense ratio for the year ended September 30, 2019.

See notes to financial statements.

42	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock 80/20 Target Allocation Fund (continued)

	Investor C

	Year Ended September 30,
	2019	2018	2017		2016	2015

Net asset value, beginning of year	$12.55	$11.82	$10.57		$11.19	$13.30

Net investment income(a)	0.11	0.10	0.11		0.08	0.03
Net realized and unrealized gain (loss)	0.01	0.90	1.23		0.67	(0.22)

Net increase (decrease) from investment operations	0.12	1.00	1.34		0.75	(0.19)

Distributions(b)
From net investment income	(0.02)	(0.10)	(0.09)		(0.09)	(0.27)
From net realized gain	(0.53)	(0.17)	—		(1.28)	(1.65)

Total distributions	(0.55)	(0.27)	(0.09)		(1.37)	(1.92)

Net asset value, end of year	$12.12	$12.55	$11.82		$10.57	$11.19

Total Return(c)
Based on net asset value	1.63%	8.55%	12.81	%(d)	7.13%	(2.39)%

Ratios to Average Net Assets
Total expenses(e)	1.35%	1.36%	1.39%		1.49%	1.77%

Total expenses after fees waived and/or reimbursed(e)	1.27%	1.25%	1.20%		1.19%	1.22%

Net investment income(e)	0.91%	0.80%	0.96%		0.77%	0.22%

Supplemental Data
Net assets, end of year (000)	$51,002	$55,986	$51,364		$38,988	$16,280

Portfolio turnover rate	64%	80%	59%		81%	125%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Includes a payment received from an affiliate, which had no impact on the Fund’s total return.
(e)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended September 30,
	2019	2018	2017	2016	2015
Investments in underlying funds	0.19%	0.21%	0.21%	0.39%	0.41%

See notes to financial statements.

FINANCIAL HIGHLIGHTS	43

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock 80/20 Target Allocation Fund (continued)

	Class K

	Year Ended September 30,				Period from 3/28/2016(a) to 09/30/2016
	2019	2018	2017

Net asset value, beginning of period	$13.26	$12.47	$11.12		$10.40

Net investment income(b)	0.25	0.25	0.24		0.10
Net realized and unrealized gain	0.01	0.94	1.30		0.62

Net increase from investment operations	0.26	1.19	1.54		0.72

Distributions(c)
From net investment income	(0.16)	(0.23)	(0.19)		—
From net realized gain	(0.53)	(0.17)	—		—

Total distributions	(0.69)	(0.40)	(0.19)		—

Net asset value, end of period	$12.83	$13.26	$12.47		$11.12

Total Return(d)
Based on net asset value	2.83%	9.66%	14.02	%(e)	6.92	%(f)

Ratios to Average Net Assets
Total expenses(g)	0.23%	0.22%	0.29%		0.33	%(h)

Total expenses after fees waived and/or reimbursed(g)	0.16%	0.14%	0.09%		0.08	%(h)

Net investment income(g)	2.03%	1.92%	2.16%		1.81	%(h)

Supplemental Data
Net assets, end of period (000)	$18,804	$14,403	$7,687		$222

Portfolio turnover rate	64%	80%	59%		81	%(i)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Includes a payment received from an affiliate, which had no impact on the Fund’s total return.
(f)	Aggregate total return.
(g)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended September 30,			Period from 03/28/2016(a) to 09/30/2016
	2019	2018	2017
Investments in underlying funds	0.19%	0.21%	0.21%	0.39%

(h)	Annualized.
(i)	Portfolio turnover is representative of the Fund for the entire year.

See notes to financial statements.

44	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock 80/20 Target Allocation Fund (continued)

	Class R

	Year Ended September 30,
	2019	2018	2017		2016	2015

Net asset value, beginning of year	$12.90	$12.14	$10.83		$11.40	$13.55

Net investment income(a)	0.18	0.17	0.18		0.15	0.10
Net realized and unrealized gain (loss)	0.01	0.92	1.27		0.69	(0.23)

Net increase (decrease) from investment operations	0.19	1.09	1.45		0.84	(0.13)

Distributions(b)
From net investment income	(0.09)	(0.16)	(0.14)		(0.13)	(0.37)
From net realized gain	(0.53)	(0.17)	—		(1.28)	(1.65)

Total distributions	(0.62)	(0.33)	(0.14)		(1.41)	(2.02)

Net asset value, end of year	$12.47	$12.90	$12.14		$10.83	$11.40

Total Return(c)
Based on net asset value	2.22%	9.15%	13.54	%(d)	7.81%	(1.89)%

Ratios to Average Net Assets
Total expenses(e)	0.89%	0.90%	0.91%		1.05%	1.25%

Total expenses after fees waived and/or reimbursed(e)	0.68%	0.66%	0.61%		0.60%	0.63%

Net investment income(e)	1.51%	1.39%	1.57%		1.40%	0.80%

Supplemental Data
Net assets, end of year (000)	$9,631	$11,832	$12,484		$9,574	$5,789

Portfolio turnover rate	64%	80%	59%		81%	125%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Includes a payment received from an affiliate, which had no impact on the Fund’s total return.
(e)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended September 30,
	2019	2018	2017	2016	2015
Investments in underlying funds	0.19%	0.21%	0.21%	0.39%	0.41%

See notes to financial statements.

FINANCIAL HIGHLIGHTS	45

Notes to Financial Statements

1.	ORGANIZATION

BlackRock Funds II (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Massachusetts business trust. The Funds will generally invest in other registered investment companies, including exchange-traded funds (“ETFs”), (each an “Underlying Fund” and collectively, the “Underlying Funds”) that are managed by subsidiaries of BlackRock, Inc. (“BlackRock”) and its affiliates and affiliates of the Funds. The Funds may also invest in master portfolios that are managed by subsidiaries of BlackRock (the “Master Portfolios”). The following, each of which is a series of the Trust, are referred to herein collectively as the “Funds” or individually as a “Fund”:

Fund Name	Herein Referred To As	Diversification Classification
BlackRock 20/80 Target Allocation Fund	20/80 Target Allocation	Diversified
BlackRock 40/60 Target Allocation Fund	40/60 Target Allocation	Diversified
BlackRock 60/40 Target Allocation Fund	60/40 Target Allocation	Diversified
BlackRock 80/20 Target Allocation Fund	80/20 Target Allocation	Diversified

By owning shares of Underlying Funds and investing in the Master Portfolios, each Fund indirectly invests, to varying degrees, in fixed-income and equity securities. The Funds are subject to the same risks as the Underlying Funds and Master Portfolios in which they invest. Equity funds may include funds that invest in domestic and international equities, real estate-related securities and other similar securities or instruments, as well as commodities. Fixed-income funds may include funds that invest in domestic and non-U.S. bonds, U.S. Government securities, high yield (or junk) bonds, and cash or money market instruments. Multi-asset funds may include funds that invest in any of the securities or instruments in which equity or fixed-income funds may invest. In addition, the Underlying Funds and Master Portfolios may invest in derivatives.

Each Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold without a sales charge and only to certain eligible investors. Investor A Shares are generally sold with an initial sales charge, and may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase. Investor C Shares may be subject to a 1.00% CDSC if redeemed within one year of purchase. Class R Shares are sold without a sales charge and only to certain employer-sponsored retirement plans. Investor A, Investor C and Class R Shares bear certain expenses related to shareholder servicing of such shares, and Investor C and Class R Shares also bear certain expenses related to the distribution of such shares. Investor Aand Investor C Shares are generally available through financial intermediaries. Effective November 8, 2018, the Funds adopted an automatic conversion feature whereby Investor C Shares held for approximately ten years will be automatically converted into Investor A Shares. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor A Shares distribution and service plan).

Shares Class	Initial Sales Charge	CDSC		Conversion Privilege
Institutional, Class K and Class R Shares	No	No		None
Investor A Shares	Yes	No	(a)	None
Investor C Shares	No	Yes		To Investor A Shares after approximately 10 years

(a)	Investor A Shares may be subject to a CDSC for certain redemptions where no initial sales charge was paid at the time of purchase.

The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of equity, multi-asset, index and money market funds referred to as the BlackRock Multi-Asset Complex.

Reorganization: The Board of Trustees of the Trust (the “Board”) and the Board of Trustees of State Farm Mutual Fund Trust and shareholders of State Farm Equity and Bond Fund (the “Target Fund”) approved the reorganization of the Target Fund into 60/40 Target Allocation. As a result, 60/40 Target Allocation acquired all of the assets and assumed certain stated liabilities of the Target Fund in exchange for an equal aggregate value of newly-issued shares of 60/40 Target Allocation.

Each shareholder of the Target Fund received shares of 60/40 Target Allocation in an amount equal to the aggregate net asset value (“NAV”) of such shareholder’s Target Fund shares, as determined at the close of business on November 16, 2018, less the costs of the Target Fund’s reorganization.

The reorganization was accomplished by a tax-free exchange of shares of 60/40 Target Allocation in the following amounts and at the following conversion ratios:

Target Fund’s Share Class	Shares Prior to Reorganization	Conversion Ratio	60/40 Target Allocation’s Share Class	Shares of 60/40 Target Allocation
Class A	11,836,654	0.78116004	Investor A	9,246,321
Class B	229,538	0.78440261	Investor A	180,050
Institutional	3,945,052	0.77068342	Institutional	3,040,386
Class R-1	190,523	0.76689938	Investor A	146,112
Class R-2	752,127	0.76868610	Investor A	578,150
Class R-3	72,659	0.75839221	Institutional	55,104
Legacy Class B	240,230	0.79802634	Investor A	191,710
Premier	14,488,134	0.79450253	Investor A	11,510,859

46	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (continued)

The Target Fund’s net assets and composition of net assets on November 16, 2018, the valuation date of the reorganization, were as follows:

Target Fund
Net assets	$302,217,830
Paid-in capital	301,187,331
Accumulated earnings	1,030,499

For financial reporting purposes, assets received and shares issued by 60/40 Target Allocation were recorded at fair value. However, the cost basis of the investments received from the Target Fund was carried forward to align ongoing reporting of 60/40 Target Allocation’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The net assets of 60/40 Target Allocation before the reorganization were $502,296,512. The aggregate net assets of 60/40 Target Allocation immediately after the reorganization amounted to $804,514,342. The Target Fund’s fair value and cost of investments prior to the reorganization were as follows:

Target Fund	Fair Value of Investments	Cost of Investments
State Farm Equity and Bond Fund	$296,106,247	$295,075,748

The purpose of the transaction was to combine the assets of the Target Fund with the assets of 60/40 Target Allocation. The reorganization was a tax-free event and was effective on November 19, 2018.

Assuming the reorganization had been completed on October 1, 2018, the beginning of the fiscal reporting period of 60/40 Target Allocation, the pro forma results of operations for the year ended September 30, 2019, are as follows:

•	Net investment income: $16,639,522

•	Net realized and change in unrealized gain on investments: $18,053,285

•	Net increase in net assets resulting from operations: $34,692,807

Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of the Target Fund that have been included in 60/40 Target Allocation’s Statement of Operations since November 19, 2018.

Reorganization costs incurred by 60/40 Target Allocation in connection with the reorganization were expensed by 60/40 Target Allocation. The Manager reimbursed 60/40 Target Allocation $209,287, which is included in fees waived and/or reimbursed by the Manager in the Statements of Operations.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. The Funds record daily their proportionate share of the Master Portfolios’ income, expenses and realized and unrealized gains and losses. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. In addition to the direct expenses borne by the shareholders of the Funds, the shareholders also bear indirectly a proportionate share of the expenses of the Underlying Funds in which the Funds invest. Capital gain distributions from the Underlying Funds are recorded as realized gains.

Distributions: Distributions paid by the Funds are recorded on the ex-dividend date. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods.

The Funds have an arrangement with their custodian whereby credits are earned on uninvested cash balances, which could be used to reduce custody fees and/or overdraft charges. The Funds may incur charges on certain uninvested cash balances and overdrafts, subject to certain conditions.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Funds’ investments are valued at fair value (also referred to as “market value” within the financial statements) as of the close of trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time). U.S. GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds determine the fair values of their financial instruments using

NOTES TO FINANCIAL STATEMENTS	47

Notes to Financial Statements  (continued)

various independent dealers or pricing services under policies approved by the Board. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

ETFs traded on a recognized securities exchange are valued at the official closing price each day, if available. For ETFs traded on more than one exchange, the official closing price on the exchange where the ETF is primarily traded is used. ETFs traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

•	Investments in open-end U.S. mutual funds are valued at NAV each business day.

•

The Funds value their investment in SL Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon their pro rata ownership in the Underlying Fund’s net assets. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940 Act, its investments may follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act.

•	The Funds record their proportionate investment in the Master Portfolios at fair value, which is based upon their pro rata ownership in the net assets of the Master Portfolios.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of such investments, or in the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee will include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Global Valuation Committee’s assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities.

As of September 30, 2019, certain investments of the Funds were valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Certain Funds may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Funds collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Funds are entitled to all distributions made on or in respect of the loaned securities, but do not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The market value of any securities on loan, all of which were classified as affiliated investment companies in the Funds’ Schedules of Investments, and the value of any related collateral are shown separately in the Statements of Assets and Liabilities as a component of investments at value — affiliated, and collateral on securities loaned at value, respectively. As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Investment Management, LLC (“BIM”), if any, is disclosed in the Schedules of Investments.

48	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (continued)

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following tables are a summary of the Funds’ securities lending agreements by counterparty which are subject to offset under an MSLA:

20/80 Target Allocation
Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Net Amount
BofA Securities, Inc.	$14,581,651	$(14,581,651)	$—
Citigroup Global Markets, Inc.	205,770	(205,770)	—
UBS Securities LLC	21,660	(21,660)	—

	$14,809,081	$(14,809,081)	$—

40/60 Target Allocation
Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Net Amount(b)
Citigroup Global Markets, Inc.	$10,830	$(10,518)	$312

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Funds’ Statements of Assets and Liabilities.

(b)

The market value of the loaned securities is determined as of September 30, 2019. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Funds.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory: The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory services. The Manager does not receive any management fees from the Funds for its investment advisory services.

Service and Distribution Fees: The Trust, on behalf of the Funds, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each Fund as follows:

	Investor A	Investor C	Class R
Service Fee	0.25%	0.25%	0.25%
Distribution Fee	—	0.75	0.25

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Funds. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.

NOTES TO FINANCIAL STATEMENTS	49

Notes to Financial Statements  (continued)

For the year ended September 30, 2019, the following table shows the class specific service and distribution fees borne directly by each share class of each Fund:

	Investor A	Investor C	Class R	Total
20/80 Target Allocation	$ 305,523	$813,308	$61,955	$1,180,786
40/60 Target Allocation	424,219	899,177	88,758	1,412,154
60/40 Target Allocation	1,257,455	953,932	87,124	2,298,511
80/20 Target Allocation	408,606	505,579	52,434	966,619

Administration: The Trust, on behalf of the Funds, entered into an Administration Agreement with the Manager, an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of each Fund. The administration fee, which is shown as administration in the Statements of Operations, is paid at the annual rates below.

Average Daily Net Assets	Administration Fee
First $500 Million	0.0425%
$500 Million — $1 Billion	0.0400
$1 Billion — $2 Billion	0.0375
$2 Billion — $4 Billion	0.0350
$4 Billion — $13 Billion	0.0325
Greater than $13 Billion	0.0300

In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Statements of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.

For the year ended September 30, 2019, the following table shows the class specific administration fees borne directly by each share class of each Fund:

	Institutional	Investor A	Investor C	Class K	Class R	Total
20/80 Target Allocation	$ 8,090	$ 24,409	$16,250	$2,930	$2,476	$ 54,155
40/60 Target Allocation	13,662	33,882	17,952	1,548	3,551	70,595
60/40 Target Allocation	30,095	100,777	19,055	3,831	3,486	157,244
80/20 Target Allocation	22,548	32,536	10,094	3,091	2,095	70,364

Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the year ended September 30, 2019, the Funds did not pay any amounts to affiliates in return for these services.

The Manager maintains a call center that is responsible for providing certain shareholder services to the Funds. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the year ended September 30, 2019, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:

	Institutional	Investor A	Investor C	Class K	Class R	Total
20/80 Target Allocation	$ 153	$ 1,951	$1,250	$26	$ 87	$ 3,467
40/60 Target Allocation	210	2,826	1,562	45	144	4,787
60/40 Target Allocation	1,739	19,098	3,348	73	139	24,397
80/20 Target Allocation	368	5,300	3,302	52	81	9,103

For the year ended September 30, 2019, the following table shows the class specific transfer agent fees borne directly by each share class of each Fund:

	Institutional	Investor A	Investor C	Class K	Class R	Total
20/80 Target Allocation	$ 36,646	$112,836	$64,151	$467	$18,952	$233,052
40/60 Target Allocation	104,813	138,366	73,245	547	27,632	344,603
60/40 Target Allocation	221,511	526,189	87,790	766	30,000	866,256
80/20 Target Allocation	191,283	153,157	61,128	549	16,955	423,072

Other Fees: For the year ended September 30, 2019, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of each Fund’s Investor A Shares as follows:

20/80 Target Allocation	$47,039
40/60 Target Allocation	32,131
60/40 Target Allocation	54,380
80/20 Target Allocation	23,963

50	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (continued)

For the year ended September 30, 2019, affiliates received CDSCs as follows:

	Investor A	Investor C
20/80 Target Allocation	$ 74	$ 2,727
40/60 Target Allocation	1,466	5,232
60/40 Target Allocation	491	6,494
80/20 Target Allocation	20	10,950

Expense Limitations, Waivers, Reimbursements and Recoupments: With respect to each Fund, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of each Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:

	Institutional	Investor A	Investor C	Class R
20/80 Target Allocation	1.13%	1.53%	2.25%	1.74%
40/60 Target Allocation	1.09	1.51	2.24	1.59
60/40 Target Allocation	1.07	1.45	2.17	1.62
80/20 Target Allocation	1.09	1.43	2.18	1.59

These contractual expense limitations are perpetual and have no effective termination date, but may be terminated upon 90 days’ notice by a majority of the trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), or by a vote of a majority of the outstanding voting securities of a Fund.

In addition, with respect to each Fund, the Manager has contractually agreed to implement additional expense limitations (“fixed-term expense limitation”). The fixed-term expense limitations as a percentage of average daily net assets are as follows:

	Institutional	Investor A	Investor C	Class K	Class R
20/80 Target Allocation	0.09%	0.43%	1.18%	0.07%	0.74%
40/60 Target Allocation	0.09	0.43	1.18	0.07	0.59
60/40 Target Allocation	0.09	0.43	1.18	0.07	0.62
80/20 Target Allocation	0.09	0.43	1.18	0.07	0.59

These contractual fixed-term expense limitations are in effect through January 31, 2020, except for 60/40 Target Allocation which is in effect through January 31, 2021, but may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund. The contractual expense limitations exclude expenses allocated from the Master Portfolios in which the Funds invest. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the year ended September 30, 2019, the amounts included in fees waived and/or reimbursed by the Manager in the Statements of Operations were as follows:

20/80 Target Allocation	$183,870
40/60 Target Allocation	166,555
60/40 Target Allocation	167,230
80/20 Target Allocation	174,353

These amounts waived and/or reimbursed are included in administration fees waived — class specific and transfer agent fees waived and/or reimbursed — class specific, respectively, in the Statements of Operations. For the year September 30, 2019, class specific expense waivers and/or reimbursements are as follows:

Administration Fees Waived	Institutional	Investor A	Investor C	Class K	Class R	Total
20/80 Target Allocation	$8,091	$6,637	$155	$2,930	$615	$18,428
40/60 Target Allocation	13,663	83	1,177	1,548	3,551	20,022
60/40 Target Allocation	30,095	42,356	8,441	3,831	3,486	88,209
80/20 Target Allocation	22,548	8,956	9,353	3,091	2,095	46,043

Transfer Agent Fees Waived and/or Reimbursed	Institutional	Investor A	Investor C	Class K	Class R	Total
20/80 Target Allocation	$28,555	$—	$—	$467	$—	$29,022
40/60 Target Allocation	91,150	—	—	547	24,052	115,749
60/40 Target Allocation	191,418	38,957	5	767	21,264	252,411
80/20 Target Allocation	168,731	7	7,507	549	14,918	191,712

NOTES TO FINANCIAL STATEMENTS	51

Notes to Financial Statements  (continued)

With respect to the contractual expense limitations, if during a Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver and/or reimbursement from the Manager, are less than the current expense limitation for that share class, the Manager is entitled to be reimbursed by such share class up to the lesser of: (a) the amount of fees waived and/or expenses reimbursed during those prior two fiscal years under the agreement and (b) an amount not to exceed either the current expense limitation of that share class or the expense limitation of the share class in effect at the time that the share class received the applicable waiver and/or reimbursement, provided that:

(1) each Fund, of which the share class is a part, has more than $50 million in assets for the fiscal year, and

(2) the Manager or an affiliate continues to serve as a Fund’s investment adviser or administrator.

This repayment applies only to the contractual expense limitation on net expenses and does not apply to any voluntary waivers that may be in effect from time to time. For the year ended September 30, 2019, the Manager recouped the following class specific waivers and/or reimbursements previously recorded by the Funds:

	Investor A	Investor C	Class R	Total
20/80 Target Allocation	$ 3,294	$7,602	$195	$11,091
40/60 Target Allocation	13,376	6,332	—	19,708
60/40 Target Allocation	10,355	4,639	—	14,994
80/20 Target Allocation	350	—	—	350

As of September 30, 2019, the fund level and class specific waivers and/or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:

	Expiring September 30,
	2020	2021
20/80 Target Allocation
Fund Level	$190,432	$183,870
Institutional	44,709	36,646
Investor A	7,417	6,637
Investor C	21	155
Class K	864	3,397
Class R	3,037	615
40/60 Target Allocation
Fund Level	163,029	166,555
Institutional	82,293	104,813
Investor A	856	83
Investor C	906	1,177
Class K	1,279	2,095
Class R	30,524	27,603
60/40 Target Allocation
Fund Level	144,552	167,230
Institutional	113,579	221,513
Investor A	522	81,313
Investor C	15,972	8,446
Class K	3,823	4,598
Class R	27,833	24,750
80/20 Target Allocation
Fund Level	183,482	174,353
Institutional	142,570	191,279
Investor A	14,585	8,963
Investor C	24,622	16,860
Class K	2,945	3,640
Class R	22,783	17,013

The following fund level and class specific waivers and/or reimbursements previously recorded by the Funds, which were subject to recoupment by the Manager, expired on September 30, 2019:

20/80 Target Allocation
Fund Level	$265,309
Institutional	42,078
Investor A	10,382
Investor C	4,409
Class K	281
Class R	3,542
40/60 Target Allocation
Fund Level	265,805
Institutional	59,607
Investor C	10,677
Class K	367
Class R	33,511
60/40 Target Allocation
Fund Level	295,700
Institutional	84,576
Investor A	14,792

52	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (continued)

Investor C	$24,175
Class K	970
Class R	26,375
80/20 Target Allocation
Fund Level	297,600
Institutional	57,408
Investor A	39,736
Investor C	30,854
Class K	777
Class R	20,741

Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The Funds are responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment expenses of the private investment company to an annual rate of 0.04%. The investment adviser to the private investment company will not charge any advisory fees with respect to shares purchased by the Funds. The private investment company in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value withdrawn or temporarily restrict withdrawals for up to 10 business days during a 90 day period, in the event that the private investment company’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. Each Fund retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.

In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.

Prior to January 1, 2019, each Fund retained 80% of securities lending income (which excluded collateral investment expenses) and the amount retained could never be less than 70% of the total of securities lending income plus the collateral investment expenses. In addition, commencing the business day following the date that the aggregate securities lending income earned across a complex of open-end funds referred to as the Equity-Bond Complex in a calendar year exceeded a specified threshold, the Fund would retain for the remainder of that calendar year 85% of securities lending income (which excluded collateral investment expenses), and the amount retained could never be less than 70% of the total of securities lending income plus the collateral investment expenses.

The share of securities lending income earned by each Fund is shown as securities lending income — affiliated — net in the Statements of Operations. For the year ended September 30, 2019, each Fund paid BIM the following amounts for securities lending agent services:

20/80 Target Allocation	$4,994
40/60 Target Allocation	4,434
60/40 Target Allocation	7,278
80/20 Target Allocation	4,671

Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, each Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Each Fund is currently permitted to borrow under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the year ended September 30, 2019, the Funds did not participate in the Interfund Lending Program.

Trustees and Officers: Certain trustees and/or officers of the Trust are trustees and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Funds’ Chief Compliance Officer, which is included in Trustees and Officer in the Statements of Operations.

NOTES TO FINANCIAL STATEMENTS	53

Notes to Financial Statements  (continued)

Other Transactions: The Funds may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the year ended September 30, 2019, the purchase and sale transactions and any net realized gains (losses) with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:

	Purchases	Sales	Net Realized Loss
20/80 Target Allocation	$647,660	$—	$ —
40/60 Target Allocation	—	392,823	(4,706)
60/40 Target Allocation	—	254,802	(20,934)

6.	PURCHASES AND SALES

For the year ended September 30, 2019, purchases and sales of investments in the Underlying Funds and Master Portfolios, excluding short-term securities, were as follows:

	Purchases	Sales
20/80 Target Allocation	$168,161,424	$149,628,584
40/60 Target Allocation	240,438,763	247,477,078
60/40 Target Allocation	540,910,264	562,875,686
80/20 Target Allocation	233,421,338	224,584,334

7.	INCOME TAX INFORMATION

It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S. federal tax returns generally remains open for each of the four years ended September 30, 2019. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Funds as of September 30, 2019, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. As of period end, the following permanent differences attributable to non-deductible expenses was reclassified to the following accounts:

60/40 Target Allocation
Paid-in capital	$(29,643)
Accumulated earnings	29,643

The tax character of distributions paid was as follows:

	20/80 Target Allocation	40/60 Target Allocation(a)	60/40 Target Allocation(a)	80/20 Target Allocation(a)
Ordinary income
09/30/19	$7,447,634	$6,247,630	$14,999,972	$8,375,538
09/30/18	6,835,007	7,640,006	14,447,285	7,977,444
Long-term capital gains 09/30/19	3,431,107	16,892,785	18,619,632	9,373,089
09/30/18	—	2,261,289	3,243,677	2,469,066

Total
09/30/19	$10,878,741	$23,140,415	$33,619,604	$17,748,627

09/30/18	$6,835,007	$9,901,295	$17,690,962	$10,446,510

(a)	Distribution amounts may include a portion of the proceeds from redeemed shares.

54	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (continued)

As of period end, the tax components of accumulated net earnings were as follows:

	20/80 Target Allocation	40/60 Target Allocation	60/40 Target Allocation	80/20 Target Allocation
Undistributed ordinary income	$2,462,816	$3,900,079	$10,976,776	$2,998,374
Undistributed long-term capital gains	—	—	5,879,203	—
Capital loss carryforwards	(206,176)	—	—	—
Net unrealized gains(a)	17,531,831	29,649,803	68,103,254	38,893,591
Qualified late-year losses(b)	(44,535)	(1,279,549)	—	(26,350)

	$19,743,936	$32,270,333	$84,959,233	$41,865,615

(a)	The difference between book-basis and tax-basis net unrealized gains were attributable primarily to the tax deferral of losses on wash sales and the timing and recognition of partnership income.
(b)	The Fund has elected to defer certain qualified late-year losses and recognize such losses in the next taxable year.

As of September 30, 2019, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:

	20/80 Target Allocation	40/60 Target Allocation	60/40 Target Allocation	80/20 Target Allocation
Tax cost	$304,108,935	$339,554,749	$782,475,211	$340,413,567

Gross unrealized appreciation	$17,783,679	$29,645,005	$68,103,253	$40,104,313
Gross unrealized depreciation	(302,195)	—	—	(1,210,723)

Net unrealized appreciation	$17,481,484	$29,645,005	$68,103,253	$38,893,590

8.	BANK BORROWINGS

The Trust, on behalf of the Funds, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.25 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2020 unless extended or renewed. Prior to April 18, 2019, Participating Funds paid an upfront commitment fee of 0.02% on the total commitment amounts, in addition to administration, legal and arrangement fees, which are included in miscellaneous expenses in the Statements of Operations. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the year ended September 30, 2019, the Funds did not borrow under the credit agreement.

9.	PRINCIPAL RISKS

In the normal course of business, through their investments in the Underlying Funds and Master Portfolios, certain Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Each Fund’s prospectus provides details of the risks to which each Fund is subject.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer

NOTES TO FINANCIAL STATEMENTS	55

Notes to Financial Statements  (continued)

and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

10.	CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for each class were as follows:

	Year Ended 09/30/19		Year Ended 09/30/18
20/80 Target Allocation	Shares	Amount	Shares	Amount
Institutional
Shares sold	1,624,352	$18,587,138	1,501,970	$17,372,702
Shares issued in reinvestment of distributions	169,285	1,818,122	119,952	1,385,442
Shares redeemed	(1,564,946)	(17,728,532)	(2,495,614)	(28,795,383)

Net increase (decrease)	228,691	$2,676,728	(873,692)	$(10,037,239)

Investor A
Shares sold and automatic conversion of shares	3,267,358	$37,010,850	2,191,125	$25,110,667
Shares issued in reinvestment of distributions	474,994	5,044,441	283,218	3,234,351
Shares redeemed	(2,689,037)	(30,141,485)	(4,221,682)	(48,177,680)

Net increase (decrease)	1,053,315	$11,913,806	(1,747,339)	$(19,832,662)

Investor C
Shares sold	747,463	$8,347,164	974,664	$11,015,638
Shares issued in reinvestment of distributions	273,213	2,882,397	137,759	1,560,802
Shares redeemed and automatic conversion of shares	(2,170,070)	(24,023,996)	(3,521,467)	(39,773,346)

Net decrease	(1,149,394)	$(12,794,435)	(2,409,044)	$(27,196,906)

Class K
Shares sold	2,906,934	$33,106,505	161,572	$1,861,084
Shares issued in reinvestment of distributions	14,140	151,858	3,457	39,932
Shares redeemed	(521,676)	(5,991,067)	(14,031)	(161,841)

Net increase	2,399,398	$27,267,296	150,998	$1,739,175

Class R
Shares sold	194,550	$2,180,079	295,460	$3,359,512
Shares issued in reinvestment of distributions	52,860	559,263	27,965	318,237
Shares redeemed	(515,830)	(5,749,062)	(416,413)	(4,725,076)

Net decrease	(268,420)	$(3,009,720)	(92,988)	$(1,047,327)

Total Net Increase (Decrease)	2,263,590	$26,053,675	(4,972,065)	$(56,374,959)

56	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (continued)

	Year Ended 09/30/19		Year Ended 09/30/18
40/60 Target Allocation	Shares	Amount	Shares	Amount
Institutional
Shares sold	2,092,655	$23,902,492	2,203,221	$26,386,976
Shares issued in reinvestment of distributions	419,916	4,467,905	132,006	1,576,155
Shares redeemed	(1,786,838)	(20,597,450)	(2,000,347)	(23,961,144)

Net increase	725,733	$7,772,947	334,880	$4,001,987

Investor A
Shares sold and automatic conversion of shares	3,300,695	$37,729,085	2,053,207	$24,451,759
Shares issued in reinvestment of distributions	1,020,513	10,776,605	317,661	3,764,273
Shares redeemed	(3,244,228)	(36,973,415)	(4,159,370)	(49,410,272)

Net increase (decrease)	1,076,980	$11,532,275	(1,788,502)	$(21,194,240)

Investor C
Shares sold	877,363	$9,929,157	1,006,613	$11,808,122
Shares issued in reinvestment of distributions	500,913	5,244,554	122,101	1,432,291
Shares redeemed and automatic conversion of shares	(2,434,034)	(27,477,944)	(3,653,407)	(42,843,825)

Net decrease	(1,055,758)	$(12,304,233)	(2,524,693)	$(29,603,412)

Class K
Shares sold	561,305	$6,522,750	252,262	$3,039,163
Shares issued in reinvestment of distributions	43,580	464,123	5,502	65,701
Shares redeemed	(91,670)	(1,060,988)	(50,256)	(604,695)

Net increase	513,215	$5,925,885	207,508	$2,500,169

Class R
Shares sold	273,196	$3,088,003	276,076	$3,261,852
Shares issued in reinvestment of distributions	112,705	1,186,781	37,249	439,913
Shares redeemed	(486,884)	(5,553,938)	(695,549)	(8,201,818)

Net decrease	(100,983)	$(1,279,154)	(382,224)	$(4,500,053)

Total Net Increase (Decrease)	1,159,187	$11,647,720	(4,153,031)	$(48,795,549)

60/40 Target Allocation
Institutional
Shares issued in reorganization(a)	3,095,490	$38,028,857	—	$—
Shares sold	4,807,429	60,161,959	3,344,875	$44,874,753
Shares issued in reinvestment of distributions	580,251	7,053,378	213,220	2,831,562
Shares redeemed	(4,304,467)	(54,676,495)	(2,518,605)	(33,876,048)

Net increase	4,178,703	$50,567,699	1,039,490	$13,830,267

Investor A
Shares issued in reorganization(a)	21,853,202	$264,188,973	—	$—
Shares sold and automatic conversion of shares	5,035,312	63,065,589	3,943,707	$52,196,086
Shares issued in reinvestment of distributions	1,477,362	17,653,637	568,337	7,439,441
Shares redeemed	(6,852,244)	(85,297,017)	(5,207,330)	(68,945,241)

Net increase (decrease)	21,513,632	$259,611,182	(695,286)	$(9,309,714)

(a)	See Note 1 regarding the reorganization.

NOTES TO FINANCIAL STATEMENTS	57

Notes to Financial Statements  (continued)

	Year Ended 09/30/19		Year Ended 09/30/18
60/40 Target Allocation (continued)	Shares	Amount	Shares	Amount
Investor C
Shares sold	1,365,562	$16,616,187	1,326,059	$17,153,495
Shares issued in reinvestment of distributions	445,513	5,242,473	178,828	2,295,901
Shares redeemed and automatic conversion of shares	(2,409,084)	(29,562,945)	(2,799,594)	(36,163,542)

Net decrease	(598,009)	$(7,704,285)	(1,294,707)	$(16,714,146)

Class K
Shares sold	345,751	$4,483,247	744,306	$9,957,599
Shares issued in reinvestment of distributions	97,670	1,189,306	30,604	406,420
Shares redeemed	(198,837)	(2,569,107)	(199,721)	(2,656,070)

Net increase	244,584	$3,103,446	575,189	$7,707,949

Class R
Shares sold	247,292	$3,084,293	264,025	$3,473,761
Shares issued in reinvestment of distributions	90,899	1,087,645	41,906	546,873
Shares redeemed	(513,770)	(6,437,268)	(504,951)	(6,612,798)

Net decrease	(175,579)	$(2,265,330)	(199,020)	$(2,592,164)

Total Net Increase (Decrease)	25,163,331	$303,312,712	(574,334)	$(7,077,808)

80/20 Target Allocation
Institutional
Shares sold	2,931,924	$36,142,012	4,555,305	$58,598,419
Shares issued in reinvestment of distributions	527,609	5,814,255	201,532	2,555,425
Shares redeemed	(2,439,851)	(29,788,337)	(2,107,512)	(27,146,310)

Net increase	1,019,682	$12,167,930	2,649,325	$34,007,534

Investor A
Shares sold and automatic conversion of shares	2,870,593	$34,695,910	3,185,863	$40,258,579
Shares issued in reinvestment of distributions	756,352	8,183,723	339,000	4,223,916
Shares redeemed	(2,433,677)	(29,297,010)	(2,945,603)	(37,285,448)

Net increase	1,193,268	$13,582,623	579,260	$7,197,047

Investor C
Shares sold	787,550	$9,180,904	1,169,605	$14,313,156
Shares issued in reinvestment of distributions	219,866	2,308,595	95,053	1,149,870
Shares redeemed and automatic conversion of shares	(1,261,472)	(14,744,142)	(1,147,923)	(14,011,420)

Net increase (decrease)	(254,056)	$(3,254,643)	116,735	$1,451,606

Class K
Shares sold	425,197	$5,270,511	526,499	$6,719,843
Shares issued in reinvestment of distributions	69,061	761,052	22,057	279,686
Shares redeemed	(114,415)	(1,416,119)	(79,324)	(1,018,371)

Net increase	379,843	$4,615,444	469,232	$5,981,158

Class R
Shares sold	191,939	$2,309,528	170,324	$2,130,674
Shares issued in reinvestment of distributions	48,858	525,225	27,487	340,285
Shares redeemed	(385,988)	(4,616,033)	(309,070)	(3,866,493)

Net decrease	(145,191)	$(1,781,280)	(111,259)	$(1,395,534)

Total Net Increase	2,193,546	$25,330,074	3,703,293	$47,241,811

58	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (continued)

As of September 30, 2019, shares owned by BlackRock HoldCo 2, Inc., an affiliate of the Funds, were as follows:

Share Class	20/80 Target Allocation	40/60 Target Allocation
Class K	18,349	18,727

11.	REGULATION S-X AMENDMENTS

On August 17, 2018, the SEC adopted amendments to certain disclosure requirements in Securities Act Release No. 33-10532, Disclosure Update and Simplification. The Funds have adopted the amendments pertinent to Regulation S-X in this shareholder report. The amendments impacted certain disclosure presentation on the Statements of Assets and Liabilities, Statements of Changes in Net Assets and Notes to the Financial Statements.

Prior year distribution information and undistributed net investment income in the Statements of Changes in Net Assets has been modified to conform to the current year presentation in accordance with the Regulation S-X changes.

Distributions for the year ended September 31, 2018 were classified as follows:

	Share Class	Net Investment Income	Net Realized Gain
20/80 Target Allocation Fund	Institutional	$1,430,478	$ —
	Investor A	3,404,968	—
	Investor C	1,635,514	—
	Class K	45,709	—
	Class R	318,338	—

40/60 Target Allocation Fund	Institutional	1,611,428	—
	Investor A	4,012,801	—
	Investor C	1,504,537	—
	Class K	71,327	—
	Class R	439,913	—

60/40 Target Allocation Fund	Institutional	2,053,905	885,277
	Investor A	5,336,893	2,703,906
	Investor C	1,264,657	1,123,737
	Class K	289,879	123,998
	Class R	349,693	197,543

80/20 Target Allocation Fund	Institutional	1,456,367	1,115,163
	Investor A	2,228,695	2,085,082
	Investor C	426,744	740,562
	Class K	163,325	123,997
	Class R	166,880	173,405

Undistributed net investment income as of September 31, 2018 was as follows:

Undistributed Net Investment Income
20/80 Target Allocation Fund	$3,239,557
40/60 Target Allocation Fund	3,568,358
60/40 Target Allocation Fund	3,869,577
80/20 Target Allocation Fund	1,553,791

12.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	59

Report of Independent Registered Public Accounting Firm

To the Shareholders of BlackRock 20/80 Target Allocation Fund, BlackRock 40/60 Target Allocation Fund, BlackRock 60/40 Target Allocation Fund, and BlackRock 80/20 Target Allocation Fund and the Board of Trustees of BlackRock Funds II:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of BlackRock 20/80 Target Allocation Fund, BlackRock 40/60 Target Allocation Fund, BlackRock 60/40 Target Allocation Fund, and BlackRock 80/20 Target Allocation Fund of BlackRock Funds II (the “Funds”), including the schedules of investments, as of September 30, 2019, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of September 30, 2019, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2019, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

Deloitte & Touche LLP

Boston, Massachusetts

November 22, 2019

We have served as the auditor of one or more BlackRock investment companies since 1992.

60	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Important Tax Information  (unaudited)

During the fiscal year ended September 30, 2019, the following information is provided with respect to distributions paid:

	Payable Dates	Qualified Dividend Income for Individuals(a)(b)	Dividends Qualifying for the Dividends Received Deduction for Corporations(a)(b)	Foreign Source Income(a)(b)	Foreign Taxes Paid Per Share(c)	Federal Obligation Interest(b)(d)	Interest- Related Dividends and Qualified Short-Term Capital Gains for non-U.S. Residents(e)	Long- Term Capital Gains Per Share
20/80 Target Allocation	01/02/19	14.53%	11.77%	8.59%	$0.000202	12.19%	41.74%	$0.152319
40/60 Target Allocation	01/02/19	39.37	30.88	13.97	0.000959	15.70	37.94	0.572081
60/40 Target Allocation	11/14/18	30.64	30.56	10.29	0.002851	3.97	80.93	0.465472
	01/02/19	71.37	30.56	10.29	—	3.97	8.02	0.004322
80/20 Target Allocation	01/02/19	52.99	38.64	9.53	0.003516	1.35	68.49	0.343458

(a)	The Funds hereby designate the percentage indicated above or the maximum amount allowable by law.
(b)	Expressed as a percentage of the ordinary income cash distribution grossed-up for foreign taxes.
(c)

The foreign taxes paid represent taxes incurred by the Funds on income received by the Funds from foreign sources. Foreign taxes paid may be included in taxable income with an offsetting deduction from gross income or may be taken as a credit for taxes paid to foreign governments. You should consult your tax advisor regarding the appropriate treatment of foreign taxes paid.

(d)

The law varies in each state as to whether and what percentage of ordinary dividend income attributable to federal obligations is exempt from state income tax. We recommend that you consult your tax advisor to determine if any portion of the dividends you received is exempt from state income taxes.

(e)	Represents the portion of the taxable ordinary income dividends eligible from U.S. withholding tax for nonresident aliens and foreign corporations.

IMPORTANT TAX INFORMATION	61

Disclosure of Investment Advisory Agreement

The Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of BlackRock Funds II (the “Trust”) met in person on April 17, 2019 (the “April Meeting”) and May 14-15, 2019 (the “May Meeting”) to consider the approval of the investment advisory agreement (the “Agreement”) between the Trust, on behalf of BlackRock 20/80 Target Allocation Fund (the “20/80 Fund”), BlackRock 40/60 Target Allocation Fund (the “40/60 Fund”), BlackRock 60/40 Target Allocation Fund (the “60/40 Fund”) and BlackRock 80/20 Target Allocation Fund (the “80/20 Fund”) (each, a “Fund,” and collectively, the “Funds”), each a series of the Trust, and BlackRock Advisors, LLC (the “Manager” or “BlackRock”), the Trust’s investment advisor.

Activities and Composition of the Board

On the date of the May Meeting, the Board consisted of fifteen individuals, thirteen of whom were not “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Trust and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Board Member. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight Committee and an Ad Hoc Topics Committee, each of which is chaired by an Independent Board Member and composed of Independent Board Members (except for the Ad Hoc Topics Committee, which also has one interested Board Member).

The Agreement

Consistent with the requirements of the 1940 Act, the Board considers the continuation of the Agreement on an annual basis. The Board has four quarterly meetings per year, each typically extending for two days, and additional in-person and telephonic meetings throughout the year, as needed. While the Board also has a fifth one-day meeting to consider specific information surrounding the renewal of the Agreement, the Board’s consideration entails a year-long deliberative process whereby the Board and its committees assess BlackRock’s services to the Funds. In particular, the Board assessed, among other things, the nature, extent and quality of the services provided to the Funds by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management; accounting, administrative and shareholder services; oversight of each Funds’ service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of management.

During the year, the Board, acting directly and through its committees, considers information that is relevant to its annual consideration of the renewal of the Agreement, including the services and support provided by BlackRock to each Fund and its shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. This additional information is discussed further below in the section titled “Board Considerations in Approving the Agreement.” Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, ten-year, and/or since inception periods, as applicable, against peer funds, applicable benchmark, and performance metrics, as applicable, as well as senior management’s and portfolio managers’ analyses of the reasons for any over-performance or under-performance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Funds for services; (c) Fund operating expenses and how BlackRock allocates expenses to the Funds (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of each Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock and the Trust’s adherence to applicable compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of the Trust’s valuation and liquidity procedures; (k) an analysis of management fees for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Funds; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.

Board Considerations in Approving the Agreement

The Approval Process: Prior to the April Meeting, the Board requested and received materials specifically relating to the Agreement. The Independent Board Members are continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to better assist their deliberations. The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding each Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of each Fund as compared with a peer group of funds (“Performance Peers”) and other metrics, as applicable; (b) information on the composition of the Expense Peers and Performance Peers, and a description of Broadridge’s methodology; (c) a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts under similar investment mandates, as well as the performance of such other products, as applicable; (e) review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with the Funds; (g) a summary of aggregate amounts paid by each Fund to BlackRock; (h) sales and redemption data regarding each Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s and the Funds’ operations.

At the April Meeting, the Board reviewed materials relating to its consideration of the Agreement. As a result of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board presented BlackRock with questions and requests for additional information. BlackRock responded to these requests with additional written information in advance of the May Meeting.

At the May Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Fund as compared with Performance Peers and other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated

62	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Disclosure of Investment Advisory Agreement  (continued)

profits realized by BlackRock and its affiliates from their relationship with the Funds; (d) each Fund’s fees and expenses compared to Expense Peers; (e) the sharing of potential economies of scale; (f) fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Funds; and (g) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of the portfolio holdings of each Fund. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as determinative, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock: The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of each Fund. Throughout the year, the Board compared Fund performance to the performance of a comparable group of mutual funds, relevant benchmark, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by each Fund’s portfolio management team discussing the Fund’s performance and the Fund’s investment objective, strategies and outlook.

The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and each Fund’s portfolio management team; BlackRock’s research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to each Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to each Fund. BlackRock and its affiliates provide the Funds with certain administrative, shareholder and other services (in addition to any such services provided to the Funds by third parties) and officers and other personnel as are necessary for the operations of the Funds. In particular, BlackRock and its affiliates provide the Funds with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of other service providers including, among others, each Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Funds, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing each Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal & compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of the Funds and BlackRock: The Board, including the Independent Board Members, also reviewed and considered the performance history of each Fund. In preparation for the April Meeting, the Board was provided with reports independently prepared by Broadridge, which included a comprehensive analysis of each Fund’s performance as of December 31, 2018. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of each Fund as compared to its Performance Peers. The Board and its Performance Oversight Committee regularly review, and meet with Fund management to discuss, the performance of each Fund throughout the year.

In evaluating performance, the Board focused particular attention on funds with less favorable performance records. The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and the Performance Peer funds (for example, the investment objective(s) and investment strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to affect long-term performance disproportionately.

The Board noted that for the one-, three- and five-year periods reported, each of 20/80 Fund and 40/60 Fund ranked in the second, third, and first quartiles, respectively, against its Performance Peers. The Board and BlackRock reviewed each Fund’s underperformance during the applicable periods.

The Board noted that for the one-, three- and five-year periods reported, each of 60/40 Fund and 80/20 Fund ranked in the third quartile against its Performance Peers. The Board and BlackRock reviewed each Fund’s underperformance during the applicable periods. The Board was informed that, among other things, each Fund’s overweight allocation to stocks, relative to certain Performance Peers, detracted from performance over the one-year period. Over the three- and five-year periods, underperformance was driven by several factors including each Fund’s exposure to currency hedged international equities. The Board and BlackRock discussed BlackRock’s strategy for improving 60/40 Fund’s and 80/20 Fund’s investment performance. Discussions covered topics such as performance attribution, each Fund’s investment personnel, and the resources appropriate to support 60/40 Fund’s and 80/20 Fund’s investment processes.

C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by BlackRock and its Affiliates from their Relationship with each Fund: The Board, including the Independent Board Members, reviewed each Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared each Fund’s total expense ratio, as well as its actual management fee rate, to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non 12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers that benefit a fund, and the actual management fee rate gives effect to any management fee reimbursements or waivers that benefit a fund. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).

DISCLOSURE OF INVESTMENT ADVISORY AGREEMENT	63

Disclosure of Investment Advisory Agreement  (continued)

The Board received and reviewed statements relating to BlackRock’s financial condition. The Board noted that BlackRock does not charge the Funds an advisory fee. The Board reviewed BlackRock’s estimated profitability with respect to other funds the Board currently oversees for the year ended December 31, 2018 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is difficult.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly-traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.

In addition, the Board considered the estimated cost of the services provided to the Funds by BlackRock, and BlackRock’s and its affiliates’ estimated profits relating to the management of the Funds and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock’s methodology in allocating its costs of managing each Fund, to each respective Fund. The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreement and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time, assumption of risk, and liability profile in servicing the Funds, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.

The Board noted that BlackRock will not receive any advisory fees from the Funds for its investment advisory service, and that the varying fee structure for fund of funds can limit the value of management fee comparisons.

The Board also noted that each of 20/80 Fund’s and 40/60 Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and corresponding Fund’s total expense ratio each ranked in the first quartile relative to the Fund’s Expense Peers.

The Board also noted that the 60/40 Fund’s contractual management fee rate ranked first out of four funds, and that the actual management fee rate and total expense ratio ranked second out of four funds and in the first quartile, respectively, relative to the Fund’s Expense Peers.

The Board also noted that the 80/20 Fund’s contractual management fee rate ranked in the second quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Fund’s Expense Peers.

The Board further noted that BlackRock and the Board have contractually agreed to a cap on each Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis.

D. Economies of Scale: The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Funds increase, including the existence of fee waivers and/or expense caps, as applicable, noting that any contractual fee waivers and expense caps had been approved by the Board. The Board also considered the extent to which the Funds benefits from such economies in a variety of ways and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable the Funds to more fully participate in these economies of scale. The Board considered each Fund’s asset levels and whether the current fee schedule was appropriate. In their consideration, the Board Members took into account the existence of any expense caps and further considered the continuation and/or implementation, as applicable, of such caps.

E. Other Factors Deemed Relevant by the Board Members: The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with the Funds, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Funds, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.

In connection with its consideration of the Agreement, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that the pertinent Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

Conclusion

The Board, including the Independent Board Members, unanimously approved the continuation of the Agreement between the Manager and the Trust, on behalf of each Fund, for a one-year term ending June 30, 2020. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and in the best interest of each Fund and its shareholders. In arriving at its decision to approve the Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination.

64	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information

Independent Trustees (a)

Name Year of Birth (b)	Position(s) Held (Length of Service) (c)	Principal Occupation(s) During Past Five Years	Number of BlackRock-Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Other Investment Company Directorships Held During Past Five Years
Mark Stalnecker 1951	Chair of the Board and Trustee (Since 2019)	Chief Investment Officer, University of Delaware from 1999 to 2013; Trustee and Chair of the Finance and Investment Committees, Winterthur Museum and Country Estate from 2005 to 2016; Member of the Investment Committee, Delaware Public Employees’ Retirement System since 2002; Member of the Investment Committee, Christiana Care Health System from 2009 to 2017; Member of the Investment Committee, Delaware Community Foundation from 2013 to 2014; Director and Chair of the Audit Committee, SEI Private Trust Co. from 2001 to 2014.	37 RICs consisting of 179 Portfolios	None
Bruce R. Bond 1946	Trustee (Since 2007)	Board Member, Amsphere Limited (software) since 2018; Trustee and Member of the Governance Committee, State Street Research Mutual Funds from 1997 to 2005; Board Member of Governance, Audit and Finance Committee, Avaya Inc. (computer equipment) from 2003 to 2007.	37 RICs consisting of 179 Portfolios	None
Susan J. Carter 1956	Trustee (Since 2019)	Director, Pacific Pension Institute from 2014 to 2018; Advisory Board Member, Center for Private Equity and Entrepreneurship at Tuck School of Business since 1997; Senior Advisor, Commonfund Capital, Inc. (“CCI”) (investment adviser) in 2015; Chief Executive Officer, CCI from 2013 to 2014; President & Chief Executive Officer, CCI from 1997 to 2013; Advisory Board Member, Girls Who Invest from 2015 to 2018 and Board Member thereof since 2018; Advisory Board Member, Bridges Fund Management since 2016; Trustee, Financial Accounting Foundation since 2017; Practitioner Advisory Board Member, Private Capital Research Institute (“PCRI”) since 2017.	37 RICs consisting of 179 Portfolios	None
Collette Chilton 1958	Trustee (Since 2019)	Chief Investment Officer, Williams College since 2006; Chief Investment Officer, Lucent Asset Management Corporation from 1998 to 2006.	37 RICs consisting of 179 Portfolios	None
Neil A. Cotty 1954	Trustee (Since 2019)	Bank of America Corporation from 1996 to 2015, serving in various senior finance leadership roles, including Chief Accounting Officer, from 2009 to 2015, Chief Financial Officer of Global Banking, Markets and Wealth Management from 2008 to 2009, Chief Accounting Officer from 2004 to 2008, Chief Financial Officer of Consumer Bank from 2003 to 2004, Chief Financial Officer of Global Corporate Investment Bank from 1999 to 2002.	37 RICs consisting of 179 Portfolios	None
Lena G. Goldberg 1949	Trustee (Since 2016)	Senior Lecturer, Harvard Business School, since 2008; Director, Charles Stark Draper Laboratory, Inc. since 2013; FMR LLC/Fidelity Investments (financial services) from 1996 to 2008, serving in various senior roles including Executive Vice President - Strategic Corporate Initiatives and Executive Vice President and General Counsel; Partner, Sullivan & Worcester LLP from 1985 to 1996 and Associate thereof from 1979 to 1985.	37 RICs consisting of 179 Portfolios	None
Robert M. Hernandez 1944	Trustee (Since 2007)	Director, Vice Chairman and Chief Financial Officer of USX Corporation (energy and steel business) from 1991 to 2001; Director and non-executive Chairman, RTI International Metals, Inc. from 1990 to 2015; Director, TE Connectivity (electronics) from 2006 to 2012.	37 RICs consisting of 179 Portfolios	Chubb Limited (insurance company); Eastman Chemical Company

TRUSTEE AND OFFICER INFORMATION	65

Trustee and Officer Information  (continued)

Independent Trustees (a)

Name Year of Birth (b)	Position(s) Held (Length of Service) (c)	Principal Occupation(s) During Past Five Years	Number of BlackRock-Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Other Investment Company Directorships Held During Past Five Years
Henry R. Keizer 1956	Trustee (Since 2016)	Director, Park Indemnity Ltd. (captive insurer) since 2010; Director, MUFG Americas Holdings Corporation and MUFG Union Bank, N.A. (financial and bank holding company) from 2014 to 2016; Director, American Institute of Certified Public Accountants from 2009 to 2011; Director, KPMG LLP (audit, tax and advisory services) from 2004 to 2005 and 2010 to 2012; Director, KPMG International in 2012, Deputy Chairman and Chief Operating Officer thereof from 2010 to 2012 and U.S. Vice Chairman of Audit thereof from 2005 to 2010; Global Head of Audit, KPMGI (consortium of KPMG firms) from 2006 to 2010; Director, YMCA of Greater New York from 2006 to 2010.	37 RICs consisting of 179 Portfolios

Hertz Global Holdings (car rental); Montpelier Re Holdings, Ltd. (publicly held property and casualty reinsurance) from 2013 until 2015; Sealed Air Corp. (packaging); WABCO (commercial vehicle safety

systems)

Cynthia A. Montgomery 1952	Trustee (Since 2019)	Professor, Harvard Business School since 1989.	37 RICs consisting of 179 Portfolios	Newell Rubbermaid, Inc. (manufacturing)
Donald C. Opatrny 1952	Trustee (Since 2015)	Trustee, Vice Chair, Member of the Executive Committee and Chair of the Investment Committee, Cornell University since 2004; President, Trustee and Member of the Investment Committee, The Aldrich Contemporary Art Museum from 2007 to 2014; Member of the Board and Investment Committee, University School from 2007 to 2018; Member of the Investment Committee, Mellon Foundation from 2009 to 2015; Trustee, Artstor (a Mellon Foundation affiliate) from 2010 to 2015; President and Trustee, the Center for the Arts, Jackson Hole from 2011 to 2018; Director, Athena Capital Advisors LLC (investment management firm) since 2013; Trustee and Chair of the Investment Committee, Community Foundation of Jackson Hole since 2014; Member of Affordable Housing Supply Board of Jackson, Wyoming since 2018; Member, Investment Funds Committee, State of Wyoming since 2017; Trustee, Phoenix Art Museum since 2018.	37 RICs consisting of 179 Portfolios	None
Joseph P. Platt 1947	Trustee (Since 2019)	General Partner, Thorn Partners, LP (private investments) since 1998; Director, WQED Multi-Media (public broadcasting not-for-profit) since 2001; Chair, Basic Health International (non-profit) since 2015.	37 RICs consisting of 179 Portfolios	Greenlight Capital Re, Ltd. (reinsurance company); Consol Energy Inc.
Kenneth L. Urish 1951	Trustee (Since 2019)	Managing Partner, Urish Popeck & Co., LLC (certified public accountants and consultants) since 1976; Past-Chairman of the Professional Ethics Committee of the Pennsylvania Institute of Certified Public Accountants and Committee Member thereof since 2007; Member of External Advisory Board, The Pennsylvania State University Accounting Department since founding in 2001; Principal, UP Strategic Wealth Investment Advisors, LLC since 2013; Trustee, The Holy Family Institute from 2001 to 2010; President and Trustee, Pittsburgh Catholic Publishing Associates from 2003 to 2008; Director, Inter-Tel from 2006 to 2007.	37 RICs consisting of 179 Portfolios	None
Claire A. Walton 1957	Trustee (Since 2019)	Chief Operating Officer and Chief Financial Officer of Liberty Square Asset Management, LP from 1998 to 2015; General Partner of Neon Liberty Capital Management, LLC since 2003; Director, Boston Hedge Fund Group from 2009 to 2018; Director, Woodstock Ski Runners since 2013; Director, Massachusetts Council on Economic Education from 2013 to 2015.	37 RICs consisting of 179 Portfolios	None

66	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information  (continued)

Interested Trustees (a)(d)

Name Year of Birth (b)	Position(s) Held (Length of Service) (c)	Principal Occupation(s) During Past Five Years	Number of BlackRock-Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Other Investment Company Directorships Held During Past Five Years
Robert Fairbairn 1965	Trustee (Since 2015)	Vice Chairman of BlackRock, Inc. since 2019; Member of BlackRock’s Global Executive and Global Operating Committees; Co-Chair of BlackRock’s Human Capital Committee; Senior Managing Director of BlackRock, Inc. from 2010 to 2019; oversaw BlackRock’s Strategic Partner Program and Strategic Product Management Group from 2012 to 2019; Member of the Board of Managers of BlackRock Investments, LLC from 2011 to 2018; Global Head of BlackRock’s Retail and iShares® businesses from 2012 to 2016.	123 RICs consisting of 289 Portfolios	None
John M. Perlowski (e) 1964	Trustee (Since 2015) President and Chief Executive Officer (Since 2010)	Managing Director of BlackRock, Inc. since 2009; Head of BlackRock Global Accounting and Product Services since 2009; Advisory Director of Family Resource Network (charitable foundation) since 2009.	124 RICs consisting of 290 Portfolios	None

(a) The address of each Trustee is c/o BlackRock, Inc., 55 East 52nd Street, New York, New York 10055.

(b) Each Independent Trustee holds office until his or her successor is duly elected and qualifies or until his or her earlier death, resignation, retirement or removal as provided by the Fund’s by-laws or charter or statute, or until December 31 of the year in which he or she turns 75. Trustees who are “interested persons,” as defined in the 1940 Act, serve until their successor is duly elected and qualifies or until their earlier death, resignation, retirement or removal as provided by the Trust’s by-laws or statute, or until December 31 of the year in which they turn 72. The Board may determine to extend the terms of Independent Trustees on a case-by-case basis, as appropriate.

(c)  Following the combination of MLIM and BlackRock, Inc. in September 2006, the various legacy MLIM and legacy BlackRock fund boards were realigned and consolidated into three new fund boards in 2007. In addition, effective January 1, 2019, three BlackRock Fund Complexes were realigned and consolidated into two BlackRock Fund Complexes. As a result, although the chart shows the year that each Independent Trustee joined the Board, certain Independent Trustees first became members of the boards of other BlackRock-advised Funds, legacy MLIM funds or legacy BlackRock funds as follows: Bruce R. Bond, 2005; Susan J. Carter, 2016; Collette Chilton, 2015; Neil A. Cotty, 2016; Robert M. Hernandez, 1996; Cynthia A. Montgomery, 1994; Joseph P. Platt, 1999; Mark Stalnecker, 2015; Kenneth L. Urish, 1999; Claire A. Walton, 2016.

(d) Mr. Fairbairn and Mr. Perlowski are both “interested persons,” as defined in the 1940 Act, of the Trust based on their positions with BlackRock, Inc. and its affiliates. Mr. Fairbairn and Mr. Perlowski are also board members of the BlackRock Fixed-Income Complex.

(e) Mr. Perlowski is also a trustee of the BlackRock Credit Strategies Fund.

TRUSTEE AND OFFICER INFORMATION	67

Trustee and Officer Information  (continued)

Officers Who Are Not Trustees (a)

Name Year of Birth (b)	Position(s) Held (Length of Service)	Principal Occupation(s) During Past Five Years
Jennifer McGovern 1977	Vice President (Since 2014)	Managing Director of BlackRock, Inc. since 2016; Director of BlackRock, Inc. from 2011 to 2015; Head of Product Development and Oversight for BlackRock’s Strategic Product Management Group since 2019; Head of Product Structure and Oversight for BlackRock’s U.S. Wealth Advisory Group from 2013 to 2019.
Neal J. Andrews 1966	Chief Financial Officer (Since 2007)	Chief Financial Officer of the iShares® exchange traded funds since 2019; Managing Director of BlackRock, Inc. since 2006.
Jay M. Fife 1970	Treasurer (Since 2007)	Managing Director of BlackRock, Inc. since 2007.
Charles Park 1967	Chief Compliance Officer (Since 2014)	Anti-Money Laundering Compliance Officer for certain BlackRock-advised Funds from 2014 to 2015; Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the BlackRock Multi-Asset Complex and the BlackRock Fixed-Income Complex since 2014; Principal of and Chief Compliance Officer for iShares® Delaware Trust Sponsor LLC since 2012 and BlackRock Fund Advisors (“BFA”) since 2006; Chief Compliance Officer for the BFA-advised iShares® exchange traded funds since 2006; Chief Compliance Officer for BlackRock Asset Management International Inc. since 2012.
Lisa Belle 1968	Anti-Money Laundering Compliance Officer (Since 2019)	Managing Director of BlackRock, Inc. since 2019; Global Financial Crime Head for Asset and Wealth Management of JP Morgan from 2013 to 2019; Managing Director of RBS Securities from 2012 to 2013; Head of Financial Crimes for Barclays Wealth Americas from 2010 to 2012.
Janey Ahn 1975	Secretary (Since 2019)	Managing Director of BlackRock, Inc. since 2018; Director of BlackRock, Inc. from 2009 to 2017.
(a) The address of each Officer is c/o BlackRock, Inc., 55 East 52nd Street, New York, New York 10055. (b) Officers of the Trust serve at the pleasure of the Board.

Further information about the Trust’s Trustees and Officers is available in the Trust’s Statement of Additional Information, which can be obtained without charge by calling (800) 441-7762.

Effective September 19, 2019, Lisa Belle replaced John MacKessy as the Anti-Money Laundering Compliance Officer of the Trust. Effective September 19, 2019, Janey Ahn replaced Benjamin Archibald as the Secretary of the Trust.

Investment Adviser and Administrator

BlackRock Advisors, LLC

Wilmington, DE 19809

Accounting Agent and Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Wilmington, DE 19809

Custodian

The Bank of New York Mellon

New York, NY 10286

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

Boston, MA 02116

Distributor

BlackRock Investments, LLC

New York, NY 10022

Legal Counsel

Sidley Austin LLP

New York, NY 10019

Address of the Trust

100 Bellevue Parkway

Wilmington, DE 19809

68	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Additional Information

General Information

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q.The Funds’ Forms N-PORTand N-Q are available on the SEC’s website at http://www.sec.gov.The Funds’ Forms N-PORT and N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available upon request and without charge (1) by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit http://www.blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com.

Automatic Investment Plans

Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

ADDITIONAL INFORMATION	69

Additional Information  (continued)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

70	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Want to know more?

blackrock.com    |    877-275-1255 (1-877-ASK-1BLK)

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

TARGET-9/19-AR

Item 2 –

Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, the code of ethics was amended to update certain information and to make other non-material changes. During the period covered by this report, there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, who calls 1-800-441-7762.

Item 3 –

Audit Committee Financial Expert – The registrant’s board of directors (the “board of directors”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

Neil A. Cotty

Robert M. Hernandez

Henry R. Keizer

Kenneth L. Urish

Claire A. Walton

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

Item 4 –	Principal Accountant Fees and Services

The following table presents fees billed by Deloitte & Touche LLP (“D&T”) in each of the last two fiscal years for the services rendered to the Fund:

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
BlackRock 20/80 Target Allocation Fund	$23,460	$23,460	$0	$38	$15,600	$16,200	$0	$0
BlackRock 40/60 Target Allocation Fund	$23,460	$23,460	$0	$38	$15,600	$16,200	$0	$0
BlackRock 60/40 Target Allocation Fund	$23,460	$23,460	$0	$38	$16,350	$16,200	$0	$0
BlackRock 80/20 Target Allocation Fund	$23,460	$23,460	$0	$38	$15,600	$16,200	$0	$0

The following table presents fees billed by D&T that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC (“Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Affiliated Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$2,050,500	$2,274,000

1 The nature of the services includes assurance and related services reasonably related to the performance of the audit or review of financial statements not included in Audit Fees, including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters, out-of-pocket expenses and internal control reviews not required by regulators.

2 The nature of the services includes tax compliance and/or tax preparation, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews, taxable income and tax distribution calculations.

3 Non-audit fees of $2,050,500 and $2,274,000 for the current fiscal year and previous fiscal year, respectively, were paid to the Fund’s principal accountant in their entirety by BlackRock, in connection with services provided to the Affiliated Service Providers of the Fund and of certain other funds sponsored and advised by BlackRock or its affiliates for a service organization review and an accounting research tool subscription. These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

    The Committee has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Affiliated Service Providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are (a) consistent with the SEC’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

    Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimis exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees, defined as the sum of the fees shown under “Audit-Related Fees,” “Tax Fees” and “All Other Fees,” paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Affiliated Service Providers were:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End
BlackRock 20/80 Target Allocation Fund	$15,600	$16,238
BlackRock 40/60 Target Allocation Fund	$15,600	$16,238
BlackRock 60/40 Target Allocation Fund	$16,350	$16,238
BlackRock 80/20 Target Allocation Fund	$15,600	$16,238

Additionally, the amounts billed by D&T in connection with services provided to the Affiliated Service Providers of the Fund and of other funds sponsored and advised by BlackRock or its affiliates during the current and previous fiscal years for a service organization review and an accounting research tool subscription were:

Current Fiscal Year End	Previous Fiscal Year End
$2,050,500	$2,274,000

These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

(h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Affiliated Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable to the registrant.

Item 13 –	Exhibits attached hereto

(a)(1) – Code of Ethics – See Item 2

(a)(2) – Certifications – Attached hereto

(a)(3) – Not Applicable

(a)(4) – Not Applicable

(b) – Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds II

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date: December 3, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date: December 3, 2019

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds II

Date: December 3, 2019